UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22819

ETFis Series Trust I

(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor
New York, NY 10036

(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ETFis Series Trust I

INFRACAP REIT PREFERRED ETF

VIRTUS INFRACAP U.S. PREFERRED STOCK ETF

VIRTUS LIFESCI BIOTECH CLINICAL TRIALS ETF

VIRTUS LIFESCI BIOTECH PRODUCTS ETF

VIRTUS NEWFLEET MULTI-SECTOR BOND ETF

VIRTUS PRIVATE CREDIT STRATEGY ETF

VIRTUS REAL ASSET INCOME ETF

VIRTUS WMC INTERNATIONAL DIVIDEND ETF

INFRACAP MLP ETF

SEMI-ANNUAL REPORT
April 30, 2022

Shareholder Letter (unaudited)

June 2022

To my fellow shareholders of Virtus ETFs:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the ETFis Series Trust I (the “Trust”) for the semiannual fiscal period ended April 30, 2022.

The report provides financial statements and portfolio information for the following funds within the Trust:

•InfraCap REIT Preferred ETF (PFFR)

•Virtus InfraCap U.S. Preferred Stock ETF (PFFA)

•Virtus LifeSci Biotech Clinical Trials ETF (BBC)

•Virtus LifeSci Biotech Products ETF (BBP)

•Virtus Newfleet Multi-Sector Bond ETF (NFLT)

•Virtus Private Credit Strategy ETF (VPC)

•Virtus Real Asset Income ETF (VRAI)

•Virtus WMC International Dividend ETF (VWID)

•InfraCap MLP ETF (AMZA)

On behalf of the Adviser and our fund Sub-Advisers, thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. For more information about the funds and the other ETFs we offer, we invite you to visit our website, www.virtusetfs.com.

Sincerely,

William Smalley
President

ETFis Series Trust I

This material must be accompanied or preceded by the prospectus.

Portfolio Composition

April 30, 2022 (unaudited)

Asset Allocation as of 04/30/2022 (based on net assets)

InfraCap REIT Preferred ETF
Real Estate	68.7%
Financials	30.9%
Other Assets in Excess of Liabilities	0.4%
Total	100.0%

Virtus InfraCap U.S. Preferred Stock ETF
Real Estate	32.0%*
Financials	31.9%*
Energy	22.2%
Utilities	20.5%
Industrials	16.5%
Consumer Discretionary	3.6%
Communication Services	2.5%
Health Care	0.0%**
Liabilities in Excess of Other Assets	(29.2)%
Total	100.0%

Virtus LifeSci Biotech Clinical Trials ETF
Health Care	97.3%
Materials	0.6%
Money Market Fund	16.2%
Liabilities in Excess of Other Assets	(14.1)%
Total	100.0%

Virtus LifeSci Biotech Products ETF
Health Care	96.6%
Money Market Fund	2.9%
Other Assets in Excess of Liabilities	0.5%
Total	100.0%

*Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

**Amount rounds to less than 0.05%.

Portfolio Composition (continued)

April 30, 2022 (unaudited)

Asset Allocation as of 04/30/2022 (based on net assets)

Virtus Newfleet Multi-Sector Bond ETF
Corporate Bonds	37.4%
Term Loans	19.4%
Foreign Bonds	16.0%
U.S. Government Securities	8.1%
Mortgage Backed Securities	7.7%
Asset Backed Securities	7.1%
Municipal Bonds	0.5%
Money Market Fund	5.7%
Liabilities in Excess of Other Assets	(1.9)%
Total	100.0%

Virtus Private Credit Strategy ETF
Financials	59.8%
Closed-End Funds	37.8%
Money Market Fund	19.6%
Liabilities in Excess of Other Assets	(17.2)%
Total	100.0%

Virtus Real Asset Income ETF
Real Estate	33.0%
Materials	26.0%
Utilities	15.4%
Energy	13.1%
Communication Services	8.1%
Consumer Staples	1.3%
Financials	1.2%
Money Market Fund	4.4%
Liabilities in Excess of Other Assets	(2.5)%
Total	100.0%

Portfolio Composition (continued)

April 30, 2022 (unaudited)

Asset Allocation as of 04/30/2022 (based on net assets)

Virtus WMC International Dividend ETF
Financials	22.9%
Materials	13.8%
Health Care	12.6%
Industrials	10.1%
Consumer Staples	9.5%
Communication Services	8.9%
Utilities	8.5%
Consumer Discretionary	5.2%
Information Technology	3.0%
Real Estate	2.8%
Energy	1.6%
Other Assets in Excess of Liabilities	1.1%
Total	100.0%

InfraCap MLP ETF
Energy	131.0%
Written Options	(0.2)%
Liabilities in Excess of Other Assets	(30.8)%
Total	100.0%

Shareholder Expense Examples (unaudited)

April 30, 2022

We believe it is important for you to understand the impact of costs on your investment. All funds have operating expenses. As a shareholder of the InfraCap REIT Preferred ETF, Virtus InfraCap U .S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, Virtus WMC International Dividend ETF and InfraCap MLP ETF (each, a “Fund”) you may incur two types of costs: (1) transaction costs, which include brokerage commissions that you pay when purchasing or selling shares of a Fund; and (2) ongoing costs, which include advisory fees and other fund expenses, if any . The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (November 1, 2021 to April 30, 2022).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratios(2)	Expenses Paid During the Period(3)
InfraCap REIT Preferred ETF
Actual	$1,000.00	$860.50	0.45%	$2.08
Hypothetical(1)	$1,000.00	$1,022.56	0.45%	$2.26
Virtus InfraCap U.S. Preferred Stock ETF
Actual	$1,000.00	$958.00	0.80%	$3.88
Hypothetical(1)	$1,000.00	$1,020.83	0.80%	$4.01
Virtus LifeSci Biotech Clinical Trials ETF
Actual	$1,000.00	$498.00	0.79%	$2.93
Hypothetical(1)	$1,000.00	$1,020.88	0.79%	$3.96
Virtus LifeSci Biotech Products ETF
Actual	$1,000.00	$746.60	0.79%	$3.42
Hypothetical(1)	$1,000.00	$1,020.88	0.79%	$3.96
Virtus Newfleet Multi-Sector Bond ETF
Actual	$1,000.00	$937.20	0.49%	$2.35
Hypothetical(1)	$1,000.00	$1,022.36	0.49%	$2.46
Virtus Private Credit Strategy ETF
Actual	$1,000.00	$966.60	0.75%	$3.66
Hypothetical(1)	$1,000.00	$1,021.08	0.75%	$3.76
Virtus Real Asset Income ETF
Actual	$1,000.00	$1,039.40	0.55%	$2.78
Hypothetical(1)	$1,000.00	$1,022.07	0.55%	$2.76
Virtus WMC International Dividend ETF
Actual	$1,000.00	$1,001.80	0.49%	$2.43
Hypothetical(1)	$1,000.00	$1,022.36	0.49%	$2.46
InfraCap MLP ETF
Actual	$1,000.00	$1,138.60	0.95%	$5.04
Hypothetical(1)	$1,000.00	$1,020.08	0.95%	$4.76

(1)Assuming 5% return before expenses.

(2)Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.

(3)Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Schedule of Investments — InfraCap REIT Preferred ETF

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

y

Security Description	Shares	Value

PREFERRED STOCKS - 99.6%

Financials - 30.9%
ACRES Commercial Realty Corp., Series C, 8.63%	11,840	$289,133
AG Mortgage Investment Trust, Inc., Series B, 8.00%	9,195	193,923
AG Mortgage Investment Trust, Inc., Series C, 8.00%	16,852	349,511
AGNC Investment Corp., Series C, 7.00%	32,067	789,490
AGNC Investment Corp., Series D, 6.88%	23,187	553,706
AGNC Investment Corp., Series E, 6.50%	39,713	951,523
AGNC Investment Corp., Series F, 6.13%	56,922	1,316,037
Annaly Capital Management, Inc., Series F, 6.95%	71,209	1,768,119
Annaly Capital Management, Inc., Series G, 6.50%	41,881	971,639
Annaly Capital Management, Inc., Series I, 6.75%	43,660	1,080,148
Arbor Realty Trust, Inc., Series D, 6.38%	22,693	504,692
Arbor Realty Trust, Inc., Series E, 6.25%	14,183	326,067
ARMOUR Residential REIT, Inc., Series C, 7.00%	16,889	405,674
Chimera Investment Corp., Series A, 8.00%	14,307	350,092
Chimera Investment Corp., Series B, 8.00%	32,067	783,717
Chimera Investment Corp., Series C, 7.75%	25,654	604,152
Chimera Investment Corp., Series D, 8.00%	19,733	473,197
Invesco Mortgage Capital, Inc., Series B, 7.75%	15,293	327,270
Invesco Mortgage Capital, Inc., Series C, 7.50%	28,366	630,009
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	32,338	779,669
MFA Financial, Inc., Series B, 7.50%	19,685	475,393
MFA Financial, Inc., Series C, 6.50%	27,133	617,004
New Residential Investment Corp., Series A, 7.50%	15,318	365,641
New Residential Investment Corp., Series B, 7.13%	27,585	638,317
New Residential Investment Corp., Series C, 6.38%	39,713	850,255
New Residential Investment Corp., Series D, 7.00%	45,987	1,077,016
New York Mortgage Trust, Inc., Series D, 8.00%	15,105	357,837
New York Mortgage Trust, Inc., Series E, 7.88%	18,340	446,029
New York Mortgage Trust, Inc., Series F, 6.88%	12,344	292,306
PennyMac Mortgage Investment Trust, Series A, 8.13%	11,347	296,951
PennyMac Mortgage Investment Trust, Series B, 8.00%	19,240	498,316
PennyMac Mortgage Investment Trust, Series C, 6.75%	24,667	550,814
Ready Capital Corp., 5.75%	19,862	492,578
Ready Capital Corp., Series E, 6.50%	11,399	252,146
TPG RE Finance Trust, Inc., Series C, 6.25%	19,857	414,515
Two Harbors Investment Corp., Series A, 8.13%	14,475	358,980
Two Harbors Investment Corp., Series B, 7.63%	28,936	691,281
Two Harbors Investment Corp., Series C, 7.25%	29,684	682,138
Total Financials		22,805,285

Real Estate - 68.7%
Agree Realty Corp., Series A, 4.25%	35,784	672,381
American Homes 4 Rent, Series F, 5.88%	31,695	796,812
American Homes 4 Rent, Series G, 5.88%	23,516	593,779
American Homes 4 Rent, Series H, 6.25%	21,149	556,430

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Armada Hoffler Properties, Inc., Series A, 6.75%	34,984	$894,891
Cedar Realty Trust, Inc., Series C, 6.50%	25,474	342,116
Centerspace, Series C, 6.63%	19,840	505,325
City Office REIT, Inc., Series A, 6.63%	23,410	570,736
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	26,257	479,453
DiamondRock Hospitality Co., 8.25%	24,334	644,851
Digital Realty Trust, Inc., Series J, 5.25%	40,896	967,190
Digital Realty Trust, Inc., Series K, 5.85%	42,941	1,094,137
Digital Realty Trust, Inc., Series L, 5.20%	65,254	1,536,732
DigitalBridge Group, Inc., Series H, 7.13%	46,546	1,055,198
DigitalBridge Group, Inc., Series I, 7.15%	71,853	1,647,589
DigitalBridge Group, Inc., Series J, 7.13%	65,606	1,479,415
Diversified Healthcare Trust, 5.63%	71,433	1,189,359
Diversified Healthcare Trust, 6.25%	51,121	938,070
EPR Properties, Series G, 5.75%	30,672	720,485
Federal Realty Investment Trust, Series C, 5.00%	28,021	685,394
Global Net Lease, Inc., Series A, 7.25%	35,387	896,707
Global Net Lease, Inc., Series B, 6.88%	23,426	573,703
Healthcare Trust, Inc., Series A, 7.38%	20,655	500,884
Hersha Hospitality Trust, Series D, 6.50%	64,953	1,362,552
Hersha Hospitality Trust, Series E, 6.50%	23,929	506,098
Kimco Realty Corp., Series L, 5.13%	46,048	1,130,939
Kimco Realty Corp., Series M, 5.25%	51,384	1,245,548
National Storage Affiliates Trust, Series A, 6.00%	44,092	1,108,914
Necessity Retail REIT, Inc., Series A, 7.50%	41,311	1,017,903
Necessity Retail REIT, Inc., Series C, 7.38%	23,979	580,052
Office Properties Income Trust, 6.38%	33,080	761,502
Pebblebrook Hotel Trust, Series F, 6.30%	30,845	682,908
Pebblebrook Hotel Trust, Series G, 6.38%	47,295	1,052,314
Pebblebrook Hotel Trust, Series H, 5.70%	46,568	907,145
PS Business Parks, Inc., Series X, 5.25%	47,395	934,629
PS Business Parks, Inc., Series Y, 5.20%	39,896	790,340
PS Business Parks, Inc., Series Z, 4.88%	62,361	1,147,442
Public Storage, Series F, 5.15%	27,667	684,758
Public Storage, Series G, 5.05%	29,643	714,100
Public Storage, Series H, 5.60%	28,160	715,827
Public Storage, Series I, 4.88%	31,347	729,131
Public Storage, Series J, 4.70%	25,567	572,957
Public Storage, Series K, 4.75%	22,726	528,607
Public Storage, Series L, 4.63%	54,194	1,197,687
Public Storage, Series N, 3.88%	27,763	516,947
Public Storage, Series O, 3.90%	16,798	309,419
Public Storage, Series P, 4.00%	59,476	1,124,691
Public Storage, Series Q, 3.95%	14,204	267,745
SITE Centers Corp., Series A, 6.38%	35,784	882,076
Spirit Realty Capital, Inc., Series A, 6.00%	35,273	871,949
Summit Hotel Properties, Inc., Series E, 6.25%	32,869	759,274
Summit Hotel Properties, Inc., Series F, 5.88%	20,449	452,332
Sunstone Hotel Investors, Inc., Series H, 6.13%	20,006	456,137

Schedule of Investments — InfraCap REIT Preferred ETF (continued)

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
PREFERRED STOCKS (continued)

Real Estate (continued)
Sunstone Hotel Investors, Inc., Series I, 5.70%	20,563	$429,355
UMH Properties, Inc., Series C, 6.75%	50,528	1,284,927
UMH Properties, Inc., Series D, 6.38%	39,352	1,007,805
Vornado Realty Trust, Series L, 5.40%	60,816	1,220,577
Vornado Realty Trust, Series M, 5.25%	65,468	1,272,698
Vornado Realty Trust, Series N, 5.25%	61,345	1,180,891
Vornado Realty Trust, Series O, 4.45%	61,345	1,075,991
Total Real Estate		50,825,804

TOTAL INVESTMENTS - 99.6%
(Cost $77,424,199)		73,631,089
Other Assets in Excess of Liabilities - 0.4%		328,807
Net Assets - 100.0%		$73,959,896

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$73,631,089	$—	$—	$73,631,089
Total	$73,631,089	$—	$—	$73,631,089

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS - 129.2%

Communication Services - 2.5%
Liberty Broadband Corp., Series A, 7.00%(1)	52,051	$1,411,102
Qwest Corp., 6.50%(1)	15,092	337,306
Telephone and Data Systems, Inc., Series UU, 6.63%(1)	69,930	1,654,544
Telephone and Data Systems, Inc., Series VV, 6.00%(1)	502,908	10,173,829
United States Cellular Corp., 5.50%(1)	14,200	285,988
Total Communication Services		13,862,769

Consumer Discretionary - 3.6%
Ford Motor Co., 6.00%(1)	526,083	13,225,727
Ford Motor Co., 6.20%(1)	191,593	4,952,679
Franchise Group, Inc., Series A, 7.50%(1)	58,070	1,443,039
Total Consumer Discretionary		19,621,445

Energy - 22.2%
Crestwood Equity Partners LP, 9.25%(1)	2,432,629	24,083,027
DCP Midstream LP, Series B, 7.88%(1)	905,915	21,841,611
DCP Midstream LP, Series C, 7.95%(1)	218,533	5,310,352
Energy Transfer LP, Series C, 7.38%(1)	76,596	1,820,687
Energy Transfer LP, Series D, 7.63%(1)	165,547	3,979,750
Energy Transfer LP, Series E, 7.60%(1)	39,753	962,023
GasLog Partners LP, Series A, 8.63% (Greece)(1)	420,452	10,595,390
GasLog Partners LP, Series B, 8.20% (Greece)(1)	362,006	9,050,150
Golar LNG Partners LP, Series A, 8.75% (United Kingdom)(1)	47,750	926,827
NuStar Energy LP, Series A, 7.59%(1)	681,986	16,367,664
NuStar Energy LP, Series B, 7.63%(1)	572,515	12,286,172
NuStar Energy LP, Series C, 9.00%(1)	576,651	14,127,949
Total Energy		121,351,602

Financials - 31.9%†
Affiliated Managers Group, Inc., 4.20%(1)	2,525	45,147
AG Mortgage Investment Trust, Inc., Series C, 8.00%(1)	160,026	3,318,939
AGNC Investment Corp., Series D, 6.88%(1)	67,164	1,603,876
AGNC Investment Corp., Series E, 6.50%(1)	15,925	381,563
AGNC Investment Corp., Series F, 6.13%(1)	3,956	91,463
American Equity Investment Life Holding Co., Series A, 5.95%(1)	3,486	86,069
Annaly Capital Management, Inc., Series F, 6.95%(1)	26,436	656,406
Annaly Capital Management, Inc., Series G, 6.50%(1)	34,404	798,173
Annaly Capital Management, Inc., Series I, 6.75%(1)	5,751	142,280
Arbor Realty Trust, Inc., Series E, 6.25%(1)	24,234	557,140
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	287,129	6,896,839
Athene Holding Ltd., Series A, 6.35%(1)	180	4,581
Athene Holding Ltd., Series D, 4.88%(1)	5,949	118,623
Atlanticus Holdings Corp., Series B, 7.63%(1)	17,305	420,338

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
B Riley Financial, Inc., 5.25%(1)	37,174	$843,850
B Riley Financial, Inc., 6.00%(1)	66,267	1,623,541
B Riley Financial, Inc., 6.38%(1)	91,583	2,328,040
B Riley Financial, Inc., Series B, 7.38%(1)	32,187	836,540
Bank of America Corp., Series QQ, 4.25%(1)	19,592	349,325
Bank OZK, Series A, 4.63%(1)	186,184	3,351,312
Brighthouse Financial, Inc., Series D, 4.63%(1)	41,064	716,977
Brookfield Finance, Inc., Series 50, 4.63% (Canada)(1)	15,659	296,738
Cadence Bank, Series A, 5.50%(1)	461	11,175
Capital One Financial Corp., Series J, 4.80%(1)	396	7,853
Chimera Investment Corp., Series A, 8.00%(1)	250,679	6,134,115
Chimera Investment Corp., Series B, 8.00%(1)	283,415	6,926,663
Chimera Investment Corp., Series C, 7.75%(1)	190,157	4,478,197
Chimera Investment Corp., Series D, 8.00%(1)	331,511	7,949,634
CNO Financial Group, Inc., 5.13%(1)	1,346	27,593
Compass Diversified Holdings, Series A, 7.25%(1)	199,888	5,093,146
Compass Diversified Holdings, Series B, 7.88%(1)	4,673	121,031
Compass Diversified Holdings, Series C, 7.88%	320	8,262
ConnectOne Bancorp, Inc., Series A, 5.25%(1)	774	18,274
Dynex Capital, Inc., Series C, 6.90%(1)	5,161	128,767
Ellington Financial, Inc., 6.75%(1)	415,930	10,061,347
Enstar Group Ltd., Series D, 7.00%(1)	64,920	1,668,444
Enterprise Financial Services Corp., Series A, 5.00%(1)	106,845	2,314,263
First Citizens BancShares, Inc., Series C, 5.63%	434	9,978
First Horizon Corp., Series D, 6.10%(1)	5,969	148,927
First Republic Bank, Series M, 4.00%(1)	129,589	2,267,807
First Republic Bank, Series N, 4.50%(1)	104,036	1,954,836
Huntington Bancshares, Inc., Series H, 4.50%(1)	175	3,279
Invesco Mortgage Capital, Inc., Series B, 7.75%(1)	188,503	4,033,964
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	236,472	5,252,043
JPMorgan Chase & Co., Series JJ, 4.55%(1)	531	10,084
Kemper Corp., 5.88%*	103,051	2,534,024
Merchants Bancorp, Series B, 6.00%(1)	17,468	427,617
Merchants Bancorp, Series C, 6.00%(1)	76,232	1,798,313
MFA Financial, Inc., Series B, 7.50%(1)	202,462	4,889,457
MFA Financial, Inc., Series C, 6.50%(1)	464,013	10,551,656
Morgan Stanley, Series DMT1, 4.25%(1)	56,319	1,005,857
Navient Corp., 6.00%(1)	13,192	271,228
New Residential Investment Corp., Series A, 7.50%	829	19,788
New Residential Investment Corp., Series B, 7.13%	5,834	134,999
New Residential Investment Corp., Series C, 6.38%(1)	18,900	404,649
New Residential Investment Corp., Series D, 7.00%(1)	47,302	1,107,813
New York Community Capital Trust V, 6.00%(1)	4,749	230,327

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
New York Mortgage Trust, Inc., Series D, 8.00%(1)	650,123	$15,401,414
New York Mortgage Trust, Inc., Series E, 7.88%(1)	447,616	10,886,021
New York Mortgage Trust, Inc., Series F, 6.88%(1)	60,853	1,440,999
Oxford Lane Capital Corp., Series 2029, 6.00%(1)	36,391	897,038
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	114,925	3,007,587
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	367,029	9,506,051
PennyMac Mortgage Investment Trust, Series C, 6.75%(1)	48,263	1,077,713
Prospect Capital Corp., Series A, 5.35%(1)	257,203	4,989,738
RiverNorth Opportunities Fund, Inc., Series A, 6.00%*	50,212	1,205,088
Signature Bank, Series A, 5.00%(1)	1,977	37,820
Stifel Financial Corp., Series D, 4.50%(1)	40	755
Synovus Financial Corp., Series D, 6.30%(1)	5,196	128,861
Texas Capital Bancshares, Inc., Series B, 5.75%(1)	20,406	452,401
Two Harbors Investment Corp., Series B, 7.63%(1)	292,869	6,996,640
Two Harbors Investment Corp., Series C, 7.25%(1)	469,779	10,795,521
Valley National Bancorp, Series B, 5.50%(1)	4,755	113,835
Wintrust Financial Corp., Series D, 6.50%(1)	79	2,069
Total Financials		174,412,721

Health Care - 0.0%(2)
XOMA Corp., Series A, 8.63%
	7,710	202,233

Industrials - 16.5%
Air Lease Corp., Series A, 6.15%(1)	8,565	214,125
Alta Equipment Group, Inc., Series A, 10.00%(1)	2,046	56,214
Atlas Corp., Series H, 7.88% (Canada)(1)	34,153	868,170
Atlas Corp., Series I, 8.00% (Canada)(1)	458,328	12,031,110
Babcock & Wilcox Enterprises, Inc., 6.50%(1)	26,938	665,638
Babcock & Wilcox Enterprises, Inc., 8.13%(1)	387,510	9,924,131
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%(1)	935,124	23,378,100
Fortress Transportation and Infrastructure Investors LLC, Series A, 8.25%(1)	5,675	136,597
Fortress Transportation and Infrastructure Investors LLC, Series B, 8.00%(1)	559,530	13,204,908
Pitney Bowes, Inc., 6.70%(1)	310,845	6,934,952
Textainer Group Holdings Ltd., Series B, 6.25% (China)(1)	201,300	4,613,796
Triton International Ltd., 6.88% (Bermuda)(1)	166,047	4,119,626
Triton International Ltd., 7.38% (Bermuda)(1)	352,392	9,038,855
Triton International Ltd., 8.00% (Bermuda)(1)	2,839	74,041
Triton International Ltd., Series E, 5.75% (Bermuda)(1)	202,719	4,782,141
Total Industrials		90,042,404

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate - 32.0%†
Armada Hoffler Properties, Inc., Series A, 6.75%(1)	2,533	$64,794
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	433,162	8,121,788
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	39,570	1,007,057
Brookfield Property Partners LP, Series A, 5.75%(1)	98,271	1,940,852
Brookfield Property Partners LP, Series A-1, 6.50%(1)	3,052	66,961
Brookfield Property Partners LP, Series A2, 6.38%(1)	9,344	197,065
City Office REIT, Inc., Series A, 6.63%(1)	6,812	166,077
CTO Realty Growth, Inc., Series A, 6.38%(1)	67,592	1,645,223
DiamondRock Hospitality Co., 8.25%(1)	232,103	6,150,730
DigitalBridge Group, Inc., Series H, 7.13%(1)	318,993	7,231,571
DigitalBridge Group, Inc., Series I, 7.15%(1)	658,352	15,096,011
DigitalBridge Group, Inc., Series J, 7.13%(1)	140,385	3,165,682
Diversified Healthcare Trust, 5.63%(1)	48,319	804,511
Diversified Healthcare Trust, 6.25%(1)	139,501	2,559,843
EPR Properties, Series C, 5.75%(1)	71,333	1,804,725
EPR Properties, Series E, 9.00%(1)	515,442	17,071,439
EPR Properties, Series G, 5.75%(1)	237,809	5,586,133
Equity Commonwealth, Series D, 6.50%(1)	276,898	7,614,695
Global Net Lease, Inc., Series A, 7.25%(1)	240,258	6,088,138
Global Net Lease, Inc., Series B, 6.88%(1)	165,112	4,043,593
Healthcare Trust, Inc., Series B, 7.13%(1)	164,161	3,987,471
Hudson Pacific Properties, Inc., Series C, 4.75%	2,466	46,780
iStar, Inc., Series I, 7.50%(1)	222,371	5,588,183
LXP Industrial Trust, Series C, 6.50%(1)	16,076	847,205
Necessity Retail REIT, Inc., Series A, 7.50%(1)	821,859	20,250,606
Necessity Retail REIT, Inc., Series C, 7.38%(1)	35,006	846,795
Pebblebrook Hotel Trust, Series E, 6.38%(1)	2,290	51,319
Pebblebrook Hotel Trust, Series F, 6.30%(1)	193,235	4,278,223
Pebblebrook Hotel Trust, Series G, 6.38%(1)	35,500	789,875
Pebblebrook Hotel Trust, Series H, 5.70%(1)	25,248	491,831
Public Storage, Series R, 4.00%(1)	53,163	1,003,717
RLJ Lodging Trust, Series A, 1.95%(1)	840,793	22,070,816
RPT Realty, Series D, 7.25%(1)	162,223	9,550,474
Saul Centers, Inc., Series E, 6.00%(1)	283,501	7,008,145
SITE Centers Corp., Series A, 6.38%	3,362	82,873
Summit Hotel Properties, Inc., Series E, 6.25%(1)	127,089	2,935,756
Summit Hotel Properties, Inc., Series F, 5.88%(1)	36,391	804,969
Sunstone Hotel Investors, Inc., Series I, 5.70%(1)	39,127	816,972
UMH Properties, Inc., Series C, 6.75%	5,075	129,057
Urstadt Biddle Properties, Inc., Series K, 5.88%(1)	141,847	3,406,640
Total Real Estate		175,414,595

Utilities - 20.5%
AES Corp., 6.88%	55,574	4,812,708
Algonquin Power & Utilities Corp., 7.75% (Canada)	110,787	5,220,284
Dominion Energy, Inc., Series A, 7.25%(1)	186,507	18,816,691
DTE Energy Co., 4.38%	2,873	56,972

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Utilities (continued)
DTE Energy Co., 6.25%(1)	123,293	$6,460,553
Essential Utilities, Inc., 6.00%	64	3,412
NiSource, Inc., 7.75%	7,304	830,684
SCE Trust II, 5.10%(1)	3,232	70,781
SCE Trust III, Series H, 5.75%(1)	961,834	22,545,389
SCE Trust IV, Series J, 5.38%(1)	111,645	2,433,861
SCE Trust V, Series K, 5.45%(1)	24,237	578,537
SCE Trust VI, 5.00%(1)	611,419	12,320,093
South Jersey Industries, Inc., 5.63%(1)	4,766	83,405
South Jersey Industries, Inc., 8.75%(1)	207,823	14,360,569
Southern Co., Series 2019, 6.75%(1)	287,769	15,789,885
UGI Corp., 7.25%(1)	88,831	7,842,889
Total Utilities		112,226,713

Total Preferred Stocks
(Cost $716,678,025)		707,134,482

COMMON STOCK - 0.0%(2)

Utilities - 0.0%(2)
American Electric Power Co., Inc.
(Cost $33,465)	347	34,391

TOTAL INVESTMENTS - 129.2%
(Cost $716,711,490)		707,168,873
Liabilities in Excess of Other Assets - (29.2)%		(159,762,399)
Net Assets - 100.0%		$547,406,474

*Non-income producing security.

†Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

(1)Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at April 30, 2022 was $522,539,854.

(2)Amount rounds to less than 0.05%.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$707,134,482	$—	$—	$707,134,482
Common Stock	34,391	—	—	34,391
Total	$707,168,873	$—	$—	$707,168,873

Schedule of Investments — Virtus LifeSci Biotech Clinical Trials ETF

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 97.9%

Health Care - 97.3%
4D Molecular Therapeutics, Inc.*	7,683	$91,505
AbCellera Biologics, Inc. (Canada)*	11,784	90,383
AC Immune SA (Switzerland)*(1)	31,014	111,030
Adagio Therapeutics, Inc.*	21,355	61,075
Adaptimmune Therapeutics PLC*(2)	44,300	76,196
Adicet Bio, Inc.*	10,863	160,121
Affimed NV (Germany)*	28,874	108,566
Agenus, Inc.*	49,857	92,235
Akebia Therapeutics, Inc.*	65,149	27,050
Akero Therapeutics, Inc.*	7,802	81,843
Alaunos Therapeutics, Inc.*	131,413	69,833
Aldeyra Therapeutics, Inc.*	22,945	70,441
Alector, Inc.*(1)	7,356	70,618
Aligos Therapeutics, Inc.*	13,420	15,836
Allakos, Inc.*(1)	1,902	7,171
Allogene Therapeutics, Inc.*	10,848	90,581
Allovir, Inc.*(1)	10,463	47,607
ALX Oncology Holdings, Inc.*	6,465	82,623
AnaptysBio, Inc.*	4,949	115,807
Annexon, Inc.*(1)	11,398	29,065
Applied Molecular Transport, Inc.*	11,621	49,854
Arbutus Biopharma Corp.*	37,448	87,254
Arcturus Therapeutics Holdings, Inc.*(1)	4,532	87,830
Arcus Biosciences, Inc.*	3,954	95,726
Arcutis Biotherapeutics, Inc.*	10,359	209,148
Arrowhead Pharmaceuticals, Inc.*	2,258	92,826
Arvinas, Inc.*	2,348	129,070
ATAI Life Sciences NV (Germany)*	15,469	66,362
Atara Biotherapeutics, Inc.*	9,867	62,754
Atea Pharmaceuticals, Inc.*	19,333	113,485
Athira Pharma, Inc.*(1)	11,561	118,963
Autolus Therapeutics PLC (United Kingdom)*(2)	27,536	85,912
Avidity Biosciences, Inc.*(1)	6,286	89,890
Axsome Therapeutics, Inc.*(1)	5,053	160,433
Bicycle Therapeutics PLC (United Kingdom)*(1)(2)	2,987	70,135
BioAtla, Inc.*	7,475	26,013
Bioxcel Therapeutics, Inc.*(1)	7,713	101,117
Bridgebio Pharma, Inc.*(1)	4,057	32,537
C4 Therapeutics, Inc.*	5,275	45,207
Cara Therapeutics, Inc.*	12,928	112,732
Caribou Biosciences, Inc.*(1)	9,392	69,501
Cassava Sciences, Inc.*(1)	3,299	68,850
Celldex Therapeutics, Inc.*	4,131	126,202
CEL-SCI Corp.*(1)	19,631	56,145
Centessa Pharmaceuticals PLC*(1)(2)	13,969	121,810
Cerevel Therapeutics Holdings, Inc.*(1)	5,216	152,725
Chimerix, Inc.*	25,976	114,294
Chinook Therapeutics, Inc.*	10,536	159,410
Clovis Oncology, Inc.*(1)	57,437	114,874
Codexis, Inc.*	5,023	60,427

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Cogent Biosciences, Inc.*	19,452	$124,882
Compass Pathways PLC (United Kingdom)*(2)	6,524	59,107
Compugen Ltd. (Israel)*	37,909	90,223
Cortexyme, Inc.*	13,657	49,985
Crinetics Pharmaceuticals, Inc.*	6,346	128,951
CRISPR Therapeutics AG (Switzerland)*	2,081	103,259
Cue Biopharma, Inc.*	14,281	56,553
Cullinan Oncology, Inc.*(1)	9,941	97,521
CureVac NV (Germany)*(1)	4,028	68,839
Curis, Inc.*	34,848	31,841
Cytokinetics, Inc.*(1)	4,176	166,497
CytomX Therapeutics, Inc.*	25,634	43,834
Day One Biopharmaceuticals, Inc.*(1)	8,886	75,709
Denali Therapeutics, Inc.*	3,433	81,705
DICE Therapeutics, Inc.*(1)	6,316	128,341
Dynavax Technologies Corp.*	11,592	102,357
Edgewise Therapeutics, Inc.*(1)	8,129	64,869
Editas Medicine, Inc.*(1)	5,425	71,827
Erasca, Inc.*(1)	11,532	83,953
Essa Pharma, Inc. (Canada)*	12,885	73,058
Evelo Biosciences, Inc.*(1)	21,013	51,902
Fate Therapeutics, Inc.*(1)	3,091	88,279
FibroGen, Inc.*	11,546	107,378
Forma Therapeutics Holdings, Inc.*	11,234	84,929
Fulcrum Therapeutics, Inc.*	9,496	91,352
G1 Therapeutics, Inc.*(1)	15,188	78,066
Geron Corp.*	121,143	170,812
GH Research PLC (Ireland)*(1)	6,687	97,363
Gossamer Bio, Inc.*	15,039	103,920
Gracell Biotechnologies, Inc. (China)*(2)	24,728	55,638
Graphite Bio, Inc.*	14,964	60,155
Gritstone bio, Inc.*	13,538	35,063
Homology Medicines, Inc.*	35,487	58,908
Humanigen, Inc.*	36,572	68,755
Ideaya Biosciences, Inc.*	7,192	68,971
IGM Biosciences, Inc.*	5,469	91,551
I-Mab (China)*(2)	3,136	39,325
Imago Biosciences, Inc.*(1)	8,560	139,956
ImmunityBio, Inc.*(1)	27,343	99,255
Immunocore Holdings PLC (United Kingdom)*(1)(2)	5,216	170,094
ImmunoGen, Inc.*	24,846	120,006
Immunovant, Inc.*	21,162	97,557
Inhibrx, Inc.*	3,968	62,893
Inovio Pharmaceuticals, Inc.*(1)	26,244	71,646
Instil Bio, Inc.*(1)	8,813	62,308
Intellia Therapeutics, Inc.*	1,353	66,338
Iovance Biotherapeutics, Inc.*	8,663	131,244
iTeos Therapeutics, Inc.*	4,161	111,057
IVERIC bio, Inc.*	10,729	148,597
KalVista Pharmaceuticals, Inc.*	11,784	150,010

Schedule of Investments — Virtus LifeSci Biotech Clinical Trials ETF (continued)

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Karuna Therapeutics, Inc.*	1,367	$152,366
Keros Therapeutics, Inc.*	3,225	170,957
Kezar Life Sciences, Inc.*	12,543	149,011
Kinnate Biopharma, Inc.*	9,184	68,605
Kodiak Sciences, Inc.*	1,902	11,450
Kronos Bio, Inc.*	11,844	56,022
Krystal Biotech, Inc.*(1)	2,199	133,281
Kura Oncology, Inc.*	12,601	180,824
Kymera Therapeutics, Inc.*(1)	2,898	90,852
Legend Biotech Corp.*(1)(2)	3,195	128,279
Lexicon Pharmaceuticals, Inc.*	39,262	71,064
MacroGenics, Inc.*	9,556	68,325
Madrigal Pharmaceuticals, Inc.*(1)	2,139	149,730
Marinus Pharmaceuticals, Inc.*	15,039	99,558
MEI Pharma, Inc.*	64,614	31,758
MeiraGTx Holdings PLC*	7,579	77,988
Mersana Therapeutics, Inc.*	28,294	98,463
Merus NV (Netherlands)*	5,513	112,465
Mirati Therapeutics, Inc.*	1,114	68,834
Mirum Pharmaceuticals, Inc.*	11,161	265,409
Morphic Holding, Inc.*(1)	3,493	105,873
Myovant Sciences Ltd.*(1)	10,655	99,198
NGM Biopharmaceuticals, Inc.*	8,782	109,599
Nkarta, Inc.*(1)	12,126	223,603
Novavax, Inc.*(1)	921	41,509
Nurix Therapeutics, Inc.*	5,676	62,833
Nuvation Bio, Inc.*	16,034	74,718
Olema Pharmaceuticals, Inc.*	17,135	43,694
ORIC Pharmaceuticals, Inc.*	12,914	42,874
Passage Bio, Inc.*	23,317	45,468
Phathom Pharmaceuticals, Inc.*(1)	8,575	110,961
Pliant Therapeutics, Inc.*	10,224	59,913
PMV Pharmaceuticals, Inc.*	6,746	97,750
Praxis Precision Medicines, Inc.*	8,515	68,972
Precigen, Inc.*	43,928	58,424
Precision BioSciences, Inc.*	18,963	37,736
Prelude Therapeutics, Inc.*(1)	13,048	59,890
Prometheus Biosciences, Inc.*(1)	4,889	128,581
Protagonist Therapeutics, Inc.*	5,216	47,413
Prothena Corp. PLC (Ireland)*	3,686	107,484
Provention Bio, Inc.*(1)	26,467	118,837
RAPT Therapeutics, Inc.*	5,082	76,891
Reata Pharmaceuticals, Inc. Class A*(1)	5,364	136,138
Recursion Pharmaceuticals, Inc. Class A*(1)	8,321	51,590
REGENXBIO, Inc.*	4,830	134,081
Relay Therapeutics, Inc.*	5,558	132,447
Relmada Therapeutics, Inc.*	8,516	213,837
Repare Therapeutics, Inc. (Canada)*	7,891	86,801
Replimune Group, Inc.*	5,647	94,700
REVOLUTION Medicines, Inc.*(1)	6,375	127,309

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Rhythm Pharmaceuticals, Inc.*(1)	16,317	$102,144
Rocket Pharmaceuticals, Inc.*	6,792	69,822
Roivant Sciences Ltd.*(1)	18,546	68,435
Rubius Therapeutics, Inc.*(1)	12,052	20,006
Sangamo Therapeutics, Inc.*	20,983	87,079
Scholar Rock Holding Corp.*(1)	6,212	43,919
Selecta Biosciences, Inc.*	49,234	37,728
Seres Therapeutics, Inc.*	19,245	91,029
Shattuck Labs, Inc.*	18,546	71,217
Sorrento Therapeutics, Inc.*(1)	25,427	38,395
SpringWorks Therapeutics, Inc.*	2,288	98,178
Stoke Therapeutics, Inc.*	8,559	123,592
Sutro Biopharma, Inc.*	10,670	64,127
Syndax Pharmaceuticals, Inc.*	8,723	146,285
Taysha Gene Therapies, Inc.*	10,878	39,813
TG Therapeutics, Inc.*(1)	9,941	68,991
Turning Point Therapeutics, Inc.*	3,893	114,610
uniQure NV (Netherlands)*	5,513	82,364
Vaxart, Inc.*(1)	25,383	88,333
VBI Vaccines, Inc.*(1)	69,220	86,525
Verastem, Inc.*	68,924	97,872
Viking Therapeutics, Inc.*	32,708	77,845
Vir Biotechnology, Inc.*	3,374	68,661
Vor BioPharma, Inc.*	12,572	72,038
Xencor, Inc.*	4,592	114,708
Xenon Pharmaceuticals, Inc. (Canada)*	6,078	171,825
Zentalis Pharmaceuticals, Inc.*	2,169	57,522
Zymeworks, Inc. (Canada)*	9,749	59,566
Total Health Care		16,114,705

Materials - 0.6%
Amyris, Inc.*(1)	29,766	102,097
Total Common Stocks
(Cost $38,158,829)		16,216,802

SECURITIES LENDING COLLATERAL - 16.2%

Money Market Fund - 16.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%(3)(4)
(Cost $2,687,943)	2,687,943	2,687,943

TOTAL INVESTMENTS - 114.1%
(Cost $40,846,772)		18,904,745
Liabilities in Excess of Other Assets - (14.1)%		(2,336,429)
Net Assets - 100.0%		$16,568,316

*Non-income producing security.

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $4,219,143; total market value of collateral held by the Fund was $4,492,864. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,804,921.

Schedule of Investments — Virtus LifeSci Biotech Clinical Trials ETF (continued)

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

(2)American Depositary Receipts.

(3)Represents securities purchased with cash collateral received for securities on loan.

(4)The rate shown reflects the seven-day yield as of April 30, 2022.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$16,216,802	$—	$—	$16,216,802
Money Market Fund	2,687,943	—	—	2,687,943
Total	$18,904,745	$—	$—	$18,904,745

Schedule of Investments — Virtus LifeSci Biotech Products ETF

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 96.6%

Health Care - 96.6%
2seventy bio, Inc.*(1)	11,449	$154,103
ACADIA Pharmaceuticals, Inc.*	14,097	259,949
ADC Therapeutics SA (Switzerland)*(1)	16,731	196,924
Agios Pharmaceuticals, Inc.*(1)	10,060	221,018
Alnylam Pharmaceuticals, Inc.*	1,746	232,969
Amgen, Inc.	1,515	353,283
Amicus Therapeutics, Inc.*	31,207	220,946
Apellis Pharmaceuticals, Inc.*	7,606	331,089
Ascendis Pharma A/S (Denmark)*(2)	2,373	216,584
Aurinia Pharmaceuticals, Inc. (Canada)*	18,003	185,251
BeiGene Ltd. (China)*(1)(2)	1,165	186,400
BioCryst Pharmaceuticals, Inc.*	28,367	263,529
Biogen, Inc.*	1,405	291,453
Biohaven Pharmaceutical Holding Co., Ltd.*	3,116	277,854
BioMarin Pharmaceutical, Inc.*	3,911	318,160
BioNTech SE (Germany)*(2)	1,172	162,650
Bluebird Bio, Inc.*(1)	35,398	128,495
Blueprint Medicines Corp.*	3,279	191,330
ChemoCentryx, Inc.*	9,775	180,446
Enanta Pharmaceuticals, Inc.*(1)	4,666	300,490
Exelixis, Inc.*	19,073	426,091
Gilead Sciences, Inc.	4,589	272,311
Global Blood Therapeutics, Inc.*	13,022	399,775
Halozyme Therapeutics, Inc.*	9,360	373,464
Harmony Biosciences Holdings, Inc.*	8,443	380,273
Incyte Corp.*	4,727	354,336
Insmed, Inc.*	12,090	265,617
Intra-Cellular Therapies, Inc.*	9,082	459,640
Ionis Pharmaceuticals, Inc.*	10,719	394,030
Ironwood Pharmaceuticals, Inc.*(1)	29,692	356,304
Kiniksa Pharmaceuticals Ltd. Class A*(1)	26,170	244,166
Ligand Pharmaceuticals, Inc.*	2,265	210,328
Moderna, Inc.*	1,170	157,260
Nektar Therapeutics*	25,571	105,608
Neurocrine Biosciences, Inc.*	3,920	352,918
PTC Therapeutics, Inc.*	8,747	309,031

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Regeneron Pharmaceuticals, Inc.*	483	$318,350
Sage Therapeutics, Inc.*	8,363	263,602
Sarepta Therapeutics, Inc.*	3,788	273,948
Seagen, Inc.*	2,245	294,117
Theravance Biopharma, Inc.*	31,695	305,857
Travere Therapeutics, Inc.*(1)	12,305	309,225
Ultragenyx Pharmaceutical, Inc.*	3,966	280,357
United Therapeutics Corp.*	1,672	296,880
Vanda Pharmaceuticals, Inc.*	20,341	201,783
Vertex Pharmaceuticals, Inc.*	1,550	423,491
Y-mAbs Therapeutics, Inc.*	20,612	173,141
Zai Lab Ltd. (China)*(2)	5,172	206,673
Total Health Care		13,081,499

Total Common Stocks
(Cost $18,620,889)		13,081,499

SECURITIES LENDING COLLATERAL - 2.9%

Money Market Fund - 2.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%(3)(4)
(Cost $391,302)	391,302	391,302

TOTAL INVESTMENTS - 99.5%
(Cost $19,012,191)		13,472,801
Other Assets in Excess of Liabilities - 0.5%		71,996
Net Assets - 100.0%		$13,544,797

*Non-income producing security.

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,050,268; total market value of collateral held by the Fund was $2,155,087. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,763,785.

(2)American Depositary Receipts.

(3)Represents securities purchased with cash collateral received for securities on loan.

(4)The rate shown reflects the seven-day yield as of April 30, 2022.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$13,081,499	$—	$—	$13,081,499
Money Market Fund	391,302	—	—	391,302
Total	$13,472,801	$—	$—	$13,472,801

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS - 37.4%

Communication Services - 2.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	$25,000	$22,385
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	75,000	65,562
CommScope, Inc., 4.75%, 09/01/29(1)	15,000	12,566
CSC Holdings LLC, 5.75%, 01/15/30(1)	200,000	166,349
DISH DBS Corp., 7.75%, 07/01/26	45,000	42,385
iHeartCommunications, Inc., 8.38%, 05/01/27	44,008	43,644
Level 3 Financing, Inc., 4.25%, 07/01/28(1)	15,000	12,700
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	55,000	44,730
McGraw-Hill Education, Inc., 5.75%, 08/01/28(1)	45,000	40,247
McGraw-Hill Education, Inc., 8.00%, 08/01/29(1)	55,000	49,300
Millennium Escrow Corp., 6.63%, 08/01/26(1)	40,000	37,015
Nexstar Media, Inc., 4.75%, 11/01/28(1)	20,000	18,177
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(1)	5,000	4,555
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 02/15/28(1)	5,000	4,190
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 06/01/28(1)	40,000	41,213
T-Mobile USA, Inc., 3.88%, 04/15/30	55,000	52,154
Twitter, Inc., 3.88%, 12/15/27(1)	55,000	54,003
Total Communication Services		711,175

Consumer Discretionary - 4.8%
At Home Group, Inc., 4.88%, 07/15/28(1)	10,000	8,281
At Home Group, Inc., 7.13%, 07/15/29(1)	40,000	29,846
Brunswick Corp., 2.40%, 08/18/31	62,000	48,834
Caesars Entertainment, Inc., 6.25%, 07/01/25(1)	30,000	30,365
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	5,000	5,231
Carnival Corp., 7.63%, 03/01/26(1)	90,000	88,190
Carriage Services, Inc., 4.25%, 05/15/29(1)	45,000	39,210
Carvana Co., 5.63%, 10/01/25(1)	30,000	26,041
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	45,000	45,029
Cooper-Standard Automotive, Inc., 13.00%, 06/01/24(1)	20,000	20,229
Dick’s Sporting Goods, Inc., 3.15%, 01/15/32	84,000	70,207
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(1)	20,000	16,425
Ford Motor Co., 3.25%, 02/12/32	14,000	11,401
Ford Motor Co., 4.75%, 01/15/43	70,000	56,485
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(1)	45,000	40,683
Jacobs Entertainment, Inc., 6.75%, 02/15/29(1)	45,000	44,144
Lindblad Expeditions LLC, 6.75%, 02/15/27(1)	45,000	44,215
M/I Homes, Inc., 4.95%, 02/01/28	55,000	50,752
Metis Merger Sub LLC, 6.50%, 05/15/29(1)	25,000	21,783
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 4.63%, 06/15/25(1)	10,000	9,992
Mohegan Gaming & Entertainment, 8.00%, 02/01/26(1)	50,000	44,456

Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Discretionary (continued)
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	$65,000	$64,607
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.63%, 09/01/29(1)	90,000	72,115
PulteGroup, Inc., 7.88%, 06/15/32	50,000	60,534
PulteGroup, Inc., 6.38%, 05/15/33	30,000	32,462
Royal Caribbean Cruises Ltd., 4.25%, 07/01/26(1)	10,000	9,065
Royal Caribbean Cruises Ltd., 5.50%, 04/01/28(1)	5,000	4,571
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.63%, 03/01/30(1)	5,000	4,757
Station Casinos LLC, 4.50%, 02/15/28(1)	50,000	45,455
Tenneco, Inc., 5.38%, 12/15/24	20,000	19,585
Tenneco, Inc., 5.13%, 04/15/29(1)	45,000	43,928
Under Armour, Inc., 3.25%, 06/15/26	30,000	27,646
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	25,000	22,126
Total Consumer Discretionary		1,158,650

Consumer Staples - 0.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 03/15/26(1)	60,000	54,821
Energizer Holdings, Inc., 6.50%, 12/31/27(1)	15,000	14,421
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	45,000	36,279
Turning Point Brands, Inc., 5.63%, 02/15/26(1)	60,000	57,201
Vector Group Ltd., 5.75%, 02/01/29(1)	40,000	35,166
Total Consumer Staples		197,888

Energy - 5.3%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/25(1)	105,000	105,416
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	80,000	77,942
Antero Resources Corp., 8.38%, 07/15/26(1)	9,000	9,709
Antero Resources Corp., 7.63%, 02/01/29(1)	8,000	8,485
Antero Resources Corp., 5.38%, 03/01/30(1)	15,000	14,678
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	45,000	46,858
Callon Petroleum Co., 6.13%, 10/01/24	25,172	24,886
Calumet Specialty Products Partners LP / Calumet Finance Corp., 8.13%, 01/15/27(1)	40,000	35,866
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	45,000	45,055
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/29(1)	20,000	19,599
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/25(1)	52,000	50,084
DCP Midstream Operating LP, 3.25%, 02/15/32	30,000	25,489
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(1)	40,000	39,925
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(3)	75,000	71,446

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Energy (continued)
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(1)	$70,000	$61,541
HF Sinclair Corp., 5.88%, 04/01/26(1)	45,000	46,257
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	60,000	58,876
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	45,000	43,596
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	53,000	64,513
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	20,000	20,023
Mesquite Energy, Inc., Escrow, 7.25%, 02/15/23	12,000	180
Nabors Industries Ltd., 7.25%, 01/15/26(1)	25,000	24,466
Nabors Industries, Inc., 7.38%, 05/15/27(1)	15,000	15,323
Occidental Petroleum Corp., 6.63%, 09/01/30	65,000	70,535
Occidental Petroleum Corp., 6.13%, 01/01/31	45,000	47,358
Parsley Energy LLC / Parsley Finance Corp., 4.13%, 02/15/28(1)	45,000	42,505
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	45,000	42,849
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 09/15/30	70,000	64,946
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	50,000	49,119
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/31	5,000	4,814
Transocean, Inc., 11.50%, 01/30/27(1)	4,000	3,984
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	18,000	17,664
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	30,000	27,271
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33(1)	10,000	8,715
Total Energy		1,289,973

Financials - 9.7%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	35,000	34,126
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 02/15/29(1)	45,000	39,374
Allstate Corp. (The), Series B, 5.75%, (3-Month USD LIBOR + 2.94%), 08/15/53(2)	55,000	53,427
Ally Financial, Inc., Series B, 4.70%, (US 5 Year CMT T- Note + 3.87%), perpetual(2)(3)	118,000	102,262
Athene Global Funding, 2.45%, 08/20/27(1)	70,000	64,178
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27(2)	65,000	58,397
Bank of America Corp., 3.42%, (3-Month USD LIBOR + 1.04%), 12/20/28(2)	45,000	42,649
Bank of America Corp., 2.48%, (US 5 Year CMT T- Note + 1.20%), 09/21/36(2)	60,000	48,099
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(2)(3)	65,000	65,000
Blackstone Private Credit Fund, 2.63%, 12/15/26(1)	39,000	34,235
Blue Owl Finance LLC, 3.13%, 06/10/31(1)	55,000	44,134
Brighthouse Financial, Inc., 5.63%, 05/15/30	50,000	52,279
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	40,000	34,752

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(3)	$50,000	$42,444
Citadel LP, 4.88%, 01/15/27(1)	50,000	49,126
Citigroup, Inc., 3.98%, (3-Month USD LIBOR + 1.34%), 03/20/30(2)	115,000	110,233
Cobra AcquisitionCo. LLC, 6.38%, 11/01/29(1)	45,000	34,483
Coinbase Global, Inc., 3.63%, 10/01/31(1)	45,000	33,328
Goldman Sachs Group, Inc. (The), 1.99%, (SOFR + 1.09%), 01/27/32(2)	100,000	80,866
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	45,000	44,694
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	25,000	23,397
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%), perpetual(2)(3)	34,000	31,511
JPMorgan Chase & Co., 2.96%, (SOFR + 2.52%), 05/13/31(2)	105,000	92,441
JPMorgan Chase & Co., 1.95%, (SOFR + 1.07%), 02/04/32(2)	100,000	81,779
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	55,000	50,624
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	50,000	45,452
Lincoln National Corp., 3.10%, (3-Month USD LIBOR + 2.04%), 04/20/67(2)	60,000	49,176
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 2.96%), perpetual(2)(3)	52,000	51,471
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(3)	40,000	38,192
Morgan Stanley, 3.95%, 04/23/27	125,000	122,681
Navient Corp., 6.75%, 06/25/25	44,000	43,976
OneMain Finance Corp., 7.13%, 03/15/26	37,000	37,527
OWL Rock Core Income Corp., 4.70%, 02/08/27(1)	54,000	50,995
Prospect Capital Corp., 3.71%, 01/22/26	70,000	65,026
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43(2)	85,000	85,082
Prudential Financial, Inc., 5.13%, (US 5 Year CMT T- Note + 3.16%), 03/01/52(2)	39,000	37,988
Santander Holdings USA, Inc., 4.40%, 07/13/27	59,000	58,289
Synovus Financial Corp., 5.90%, (USD 5 Year Swap + 3.38%), 02/07/29(2)	25,000	25,393
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T- Note + 3.15%), 05/06/31(2)	70,000	67,120
Truist Financial Corp., Series Q, 5.10%, (US 10 Year CMT T- Note + 4.35%), perpetual(2)(3)	60,000	60,075
VICI Properties LP, 4.95%, 02/15/30	25,000	24,849
VICI Properties LP, 5.13%, 05/15/32	25,000	24,853
Wells Fargo & Co., Series BB, 3.90%, (US 5 Year CMT T-Note + 3.45%), perpetual(2)(3)	130,000	118,700
Total Financials		2,354,683

Health Care - 2.8%
Akumin, Inc., 7.00%, 11/01/25(1)	50,000	42,194
Bausch Health Americas, Inc., 9.25%, 04/01/26(1)	24,000	23,852

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Health Care (continued)
Bausch Health Americas, Inc., 8.50%, 01/31/27(1)	$15,000	$14,219
Bausch Health Cos., Inc., 6.13%, 02/01/27(1)	5,000	4,810
Bausch Health Cos., Inc., 7.00%, 01/15/28(1)	35,000	28,932
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	14,000	12,886
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(1)	20,000	17,571
CHS/Community Health Systems, Inc., 6.13%, 04/01/30(1)	30,000	24,707
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	35,000	30,741
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	90,000	76,448
Encompass Health Corp., 4.50%, 02/01/28	40,000	37,049
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.13%, 04/01/29(1)	15,000	13,066
HCA, Inc., 5.63%, 09/01/28	17,000	17,592
Illumina, Inc., 2.55%, 03/23/31	77,000	65,689
Lannett Co., Inc., 7.75%, 04/15/26(1)	10,000	5,262
Legacy LifePoint Health LLC, 6.75%, 04/15/25(1)	20,000	20,428
Molina Healthcare, Inc., 3.88%, 05/15/32(1)	30,000	26,384
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(1)	2,000	2,023
Par Pharmaceutical, Inc., 7.50%, 04/01/27(1)	30,000	27,407
Prime Healthcare Services, Inc., 7.25%, 11/01/25(1)	5,000	5,020
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	12,000	11,791
Surgery Center Holdings, Inc., 10.00%, 04/15/27(1)	30,000	31,392
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	40,000	34,150
Universal Health Services, Inc., 2.65%, 01/15/32(1)	75,000	61,648
Viatris, Inc., Series WI, 2.70%, 06/22/30	45,000	37,244
Total Health Care		672,505

Industrials - 3.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(1)	55,000	53,218
American Airlines Group, Inc., 5.00%, 06/01/22(1)	45,000	45,004
American Airlines, Inc., 11.75%, 07/15/25(1)	35,000	40,318
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	61,000	56,213
BlueLinx Holdings, Inc., 6.00%, 11/15/29(1)	30,000	27,187
Boeing Co. (The), 5.15%, 05/01/30	45,000	44,738
Boeing Co. (The), 3.75%, 02/01/50	20,000	15,336
Boeing Co. (The), 5.93%, 05/01/60	23,000	22,815
Cleaver-Brooks, Inc., 7.88%, 03/01/23(1)	40,000	37,659
CoStar Group, Inc., 2.80%, 07/15/30(1)	58,000	50,603
CP Atlas Buyer, Inc., 7.00%, 12/01/28(1)	90,000	75,293
Deluxe Corp., 8.00%, 06/01/29(1)	20,000	19,004
General Electric Co., Series D, 4.16%, (3-Month USD LIBOR + 3.33%), perpetual(2)(3)	100,000	94,862
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	50,000	46,667
Oscar Acquisitionco LLC / Oscar Finance, Inc., 9.50%, 04/15/30(1)	40,000	36,546
OT Merger Corp., 7.88%, 10/15/29(1)	15,000	12,770

Security Description	Principal	Value

CORPORATE BONDS (continued)

Industrials (continued)
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(1)	$73,000	$63,328
SRS Distribution, Inc., 6.13%, 07/01/29(1)	45,000	39,768
TransDigm, Inc., 5.50%, 11/15/27	30,000	27,548
Total Industrials		808,877

Information Technology - 3.2%
Broadcom, Inc., 4.15%, 11/15/30	53,000	50,266
Broadcom, Inc., 2.45%, 02/15/31(1)	17,000	14,187
Broadcom, Inc., 3.19%, 11/15/36(1)	2,000	1,581
CDW LLC / CDW Finance Corp., 3.57%, 12/01/31	79,000	69,315
Citrix Systems, Inc., 3.30%, 03/01/30	80,000	78,984
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	5,000	4,757
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	10,000	9,413
Dell International LLC / EMC Corp., 8.10%, 07/15/36	47,000	57,605
Entegris Escrow Corp., 4.75%, 04/15/29(1)	68,000	65,632
Kyndryl Holdings, Inc., 3.15%, 10/15/31(1)	65,000	50,562
MicroStrategy, Inc., 6.13%, 06/15/28(1)	40,000	36,723
Minerva Merger Sub, Inc., 6.50%, 02/15/30(1)	10,000	9,216
Motorola Solutions, Inc., 4.60%, 02/23/28	30,000	29,890
Motorola Solutions, Inc., 4.60%, 05/23/29	10,000	9,822
Oracle Corp., 2.88%, 03/25/31	50,000	42,474
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	70,000	57,124
Rocket Software, Inc., 6.50%, 02/15/29(1)	55,000	47,162
Science Applications International Corp., 4.88%, 04/01/28(1)	95,000	90,970
TD SYNNEX Corp., 2.38%, 08/09/28(1)	65,000	56,633
Total Information Technology		782,316

Materials - 1.7%
Bayport Polymers LLC, 5.14%, 04/14/32(1)	80,000	80,101
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(1)	35,000	36,728
Freeport-McMoRan, Inc., 5.45%, 03/15/43	55,000	55,064
International Flavors & Fragrances, Inc., 2.30%, 11/01/30(1)	90,000	75,608
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	45,000	44,368
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	55,000	54,118
Trident TPI Holdings, Inc., 6.63%, 11/01/25(1)	65,000	62,991
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	15,000	12,816
Total Materials		421,794

Real Estate - 1.9%
EPR Properties, 4.75%, 12/15/26	50,000	49,113
EPR Properties, 3.60%, 11/15/31	15,000	12,719
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	52,000	52,992
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/28	16,000	16,820
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/32	5,000	4,215

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Real Estate (continued)
Iron Mountain, Inc., 5.25%, 07/15/30(1)	$10,000	$9,183
Kite Realty Group Trust, 4.75%, 09/15/30	80,000	79,181
MPT Operating Partnership LP / MPT Finance Corp., 4.63%, 08/01/29	10,000	9,254
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/31	40,000	34,037
Office Properties Income Trust, 4.50%, 02/01/25	75,000	74,507
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	80,000	66,156
Service Properties Trust, 4.95%, 02/15/27	25,000	21,698
Service Properties Trust, 4.38%, 02/15/30	55,000	42,281
Total Real Estate		472,156

Utilities - 1.0%
Alliant Energy Finance LLC, 3.60%, 03/01/32(1)	32,000	29,553
CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(2)	80,000	77,000
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	20,000	18,125
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	5,000	4,370
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	78,000	70,395
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), perpetual(1)(2)(3)	45,000	45,365
Total Utilities		244,808

Total Corporate Bonds
(Cost $9,870,305)		9,114,825

TERM LOANS - 19.4%

Aerospace - 0.8%
Air Canada, 4.25%, (3-Month USD LIBOR + 3.50%), 08/11/28(2)	7,059	7,004
Amentum Government Services Holdings LLC, 4.78%, (SOFR + 4.00%), 02/10/29(2)	15,000	14,940
American Airlines, Inc., 5.81%, (3-Month USD LIBOR + 4.75%), 04/20/28(2)	5,000	5,097
Brown Group Holding, LLC, 3.51%, (1-Month USD LIBOR + 2.50%), 06/07/28(2)	47,122	46,515
KKR Apple Bidco, LLC, 3.76%, (1-Month USD LIBOR + 3.00%), 07/14/28(2)	29,925	29,654
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27(2)	30,000	31,177
TransDigm, Inc., 3.01%, (1-Month USD LIBOR + 2.25%), 05/30/25(2)	14,848	14,594
TransDigm, Inc., 3.01%, (1-Month USD LIBOR + 2.25%), 12/09/25(2)	37,082	36,426
United Airlines, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 04/21/28(2)	14,850	14,764
Total Aerospace		200,171

Security Description	Principal	Value

TERM LOANS (continued)

Chemicals - 1.1%
Aruba Investments Holdings LLC, 4.50%, (3-Month USD LIBOR + 3.75%), 11/24/27(2)	$14,850	$14,721
CPC Acquisition Corp., 4.76%, (3-Month USD LIBOR + 3.75%), 12/29/27(2)	29,700	28,215
Diamond BC BV, 3.99%, (3-Month USD LIBOR + 3.00%), 09/15/28(2)	49,875	48,285
Herens US Holdco Corp., 5.01%, (6-Month USD LIBOR + 4.00%), 07/03/28(2)	49,676	48,309
INEOS US Finance LLC, 2.76%, (1-Month USD LIBOR + 2.00%), 04/01/24(2)	44,573	44,424
INEOS US Finance LLC, 0.00%, (1 Month USD LIBOR + 2.00%), 04/01/24(4)	25,000	24,916
Innophos Holdings, Inc., 4.51%, (1-Month USD LIBOR + 3.75%), 02/05/27(2)	49,297	49,205
Total Chemicals		258,075

Consumer Non-Durables - 0.5%
DS Parent, Inc., 6.76%, (3-Month USD LIBOR + 5.75%), 12/10/28(2)	24,688	24,009
Parfums Holding Co., Inc., 4.76%, (1-Month USD LIBOR + 4.00%), 06/28/24(2)	55,767	55,363
Parfums Holding Co., Inc., 0.00%, (1 Month USD LIBOR + 4.00%), 06/28/24(4)	25,000	24,819
Zep Inc., 5.00%, (3-Month USD LIBOR + 4.00%), 08/12/24(2)	28,926	26,901
Total Consumer Non-Durables		131,092

Energy - 1.0%
CITGO Petroleum Corp., 7.01%, (3-Month USD LIBOR + 6.25%), 03/28/24(2)	35,371	35,361
Hamilton Projects Acquiror LLC, 5.51%, (3-Month USD LIBOR + 4.50%), 06/17/27(2)	24,563	24,534
Lucid Energy Group II Borrower LLC, 5.00%, (1-Month USD LIBOR + 4.25%), 11/24/28(2)	24,938	24,756
Medallion Midland Acquisition LP, 4.51%, (1-Month USD LIBOR + 3.75%), 10/18/28(2)	29,770	29,747
Medallion Midland Acquisition LP, 0.00%, (1 Month USD LIBOR + 0.00%), 10/18/28(4)	15,000	14,988
Oryx Midstream Services Permian Basin, LLC, 0.00%, (3 Month USD LIBOR + 0.00%), 09/30/28(4)	20,000	19,928
Oryx Midstream Services Permian Basin, LLC, 3.75%, (3-Month USD LIBOR + 3.25%), 09/30/28(2)	24,938	24,848
Traverse Midstream Partners LLC, 5.95%, (SOFR + 4.25%), 09/27/24(2)	70,922	70,833
Total Energy		244,995

Financials - 0.7%
Asurion LLC, 4.01%, (1-Month USD LIBOR + 3.25%), 07/31/27(2)	49,662	48,606
Asurion LLC, 6.01%, (1-Month USD LIBOR + 5.25%), 01/31/28(2)	40,000	38,875
Asurion LLC, 6.01%, (1-Month USD LIBOR + 5.25%), 01/20/29(2)	15,000	14,576
Blackhawk Network Holdings, Inc., 3.76%, (1-Month USD LIBOR + 3.00%), 06/15/25(2)	29,845	29,496

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Financials (continued)
Citadel Securities LP, 3.31%, (1-Month USD LIBOR + 2.50%), 02/02/28(2)	$44,550	$44,264
Total Financials		175,817

Food/Tobacco - 0.5%
Froneri US, Inc., 3.01%, (1-Month USD LIBOR + 2.25%), 01/29/27(2)	34,388	33,620
H-Food Holdings, LLC (aka Hearthside Food Solutions, LLC), 4.45%, (1-Month USD LIBOR + 3.69%), 05/23/25(2)	24,491	23,501
Shearer’s Foods LLC, 4.26%, (3-Month USD LIBOR + 3.50%), 09/23/27(2)	19,494	18,938
Triton Water Holdings, Inc., 4.51%, (3-Month USD LIBOR + 3.50%), 03/31/28(2)	34,738	33,822
Total Food/Tobacco		109,881

Forest Prod/Containers - 0.9%
Anchor Glass Container Corp., 3.76%, (3-Month USD LIBOR + 2.75%), 12/07/23(2)	14,806	12,793
Berlin Packaging LLC, 4.26%, (1-Month USD LIBOR + 3.25%), 03/11/28(2)	39,601	39,081
BWAY Holding Co., 3.71%, (1-Month USD LIBOR + 3.25%), 04/03/24(2)	54,739	53,768
Clydesdale Acquisition Holdings Inc., 4.78%, (SOFR + 4.25%), 03/30/29(2)	30,000	29,645
Kloeckner Pentaplast of America, Inc., 5.55%, (6-Month USD LIBOR + 4.75%), 02/12/26(2)	39,600	35,607
TricorBraun Holdings, Inc., 4.01%, (1-Month USD LIBOR + 3.25%), 01/29/28(2)	49,799	48,831
Total Forest Prod/Containers		219,725

Gaming/Leisure - 1.8%
Caesars Resort Collection LLC, 3.51%, (1-Month USD LIBOR + 2.75%), 12/23/24(2)	74,444	74,187
Carnival Corp., 3.75%, (3-Month USD LIBOR + 3.00%), 06/30/25(2)	4,913	4,853
Carnival Corp., 4.00%, (3-Month USD LIBOR + 3.25%), 10/08/28(2)	19,950	19,692
ECL Entertainment LLC, 8.26%, (1-Month USD LIBOR + 7.50%), 05/01/28(2)	4,963	4,973
Fertitta Entertainment LLC, 4.70%, (SOFR + 4.00%), 01/13/29(2)	20,000	19,933
J&J Ventures Gaming, LLC, 4.76%, (1-Month USD LIBOR + 4.00%), 04/26/28(2)	29,850	29,701
Playa Resorts Holding B.V., 3.75%, (1-Month USD LIBOR + 2.75%), 04/29/24(2)	88,681	87,542
Pug LLC, 4.26%, (1-Month USD LIBOR + 3.50%), 02/12/27(2)	59,149	57,892
Pug LLC, 5.01%, (1-Month USD LIBOR + 4.25%), 02/12/27(2)	8,528	8,464
Raptor Acquisition Corp., 4.93%, (3-Month USD LIBOR + 4.00%), 11/01/26(2)	10,000	9,989
Scientific Games Holdings LP, 4.47%, (SOFR + 3.50%), 02/04/29(2)	10,000	9,909
Scientific Games International Inc., 3.85%, (SOFR + 3.00%), 04/07/29(2)	15,000	14,951

Security Description	Principal	Value

TERM LOANS (continued)

Gaming/Leisure (continued)
Stars Group Holdings BV, 3.26%, (3-Month USD LIBOR + 2.25%), 07/21/26(2)	$18,560	$18,487
UFC Holdings LLC, 3.50%, (3-Month USD LIBOR + 2.75%), 04/29/26(2)	54,701	53,996
UFC Holdings LLC, 0.00%, (3 Month USD LIBOR + 0.00%), 04/29/26(4)	20,000	19,742
Total Gaming/Leisure		434,311

Health Care - 2.8%
Azalea Topco, Inc., 4.99%, (3-Month USD LIBOR + 3.75%), 07/24/26(2)	49,575	49,328
Change Healthcare Holdings LLC, 3.50%, (1-Month USD LIBOR + 2.50%), 03/01/24(2)	50,000	49,966
CHG Healthcare Services Inc., 0.00%, (3-Month USD LIBOR + 0.00%), 09/22/28(4)	40,000	39,809
Envision Health Care Corp., 4.51%, (1-Month USD LIBOR + 3.75%), 10/10/25(2)	29,890	18,445
Heartland Dental LLC, 4.63%, (1-Month USD LIBOR + 4.00%), 04/30/25(2)	34,738	34,539
Hunter US Bidco, Inc., 5.26%, (3-Month USD LIBOR + 4.25%), 08/19/28(2)	15,797	15,698
LifePoint Health, Inc., 4.50%, (1-Month USD LIBOR + 3.75%), 11/16/25(2)	55,000	54,436
Milano Acquisition Corp., 5.01%, (3-Month USD LIBOR + 4.00%), 10/01/27(2)	34,549	34,506
Mozart Borrower LP, 4.01%, (1-Month USD LIBOR + 3.25%), 09/30/28(2)	10,000	9,843
One Call Corp., 6.69%, (3-Month USD LIBOR + 5.50%), 04/22/27(2)	49,625	45,655
Packaging Coordinators Midco, Inc., 0.00%, (3 Month USD LIBOR + 3.50%), 09/25/27(4)	5,000	4,925
Packaging Coordinators Midco, Inc., 4.76%, (3-Month USD LIBOR + 3.50%), 11/30/27(2)	49,674	49,544
PetVet Care Centers LLC, 4.01%, (1-Month USD LIBOR + 3.25%), 02/14/25(2)	8,143	8,077
PetVet Care Centers LLC, 4.26%, (1-Month USD LIBOR + 3.50%), 02/14/25(2)	49,417	49,170
Phoenix Guarantor, Inc., 4.01%, (1-Month USD LIBOR + 3.25%), 03/05/26(2)	39,198	38,614
Phoenix Guarantor, Inc., 4.13%, (1-Month USD LIBOR + 3.50%), 03/05/26(2)	39,575	39,024
Phoenix Newco, Inc., 4.26%, (1-Month USD LIBOR + 3.50%), 08/11/28(2)	10,000	9,945
Pluto Acquisition I, Inc., 4.51%, (3-Month USD LIBOR + 4.00%), 06/22/26(2)	24,813	24,378
Southern Veterinary Partners LLC, 5.00%, (6-Month USD LIBOR + 4.00%), 10/05/27(2)	14,887	14,831
Sunshine Luxembourg VII Sarl, 4.76%, (3-Month USD LIBOR + 3.75%), 10/01/26(2)	14,850	14,741
Surgery Center Holdings, Inc., 4.50%, (1-Month USD LIBOR + 3.75%), 08/31/26(2)	24,750	24,558
Upstream Newco, Inc., 5.06%, (1-Month USD LIBOR + 4.25%), 11/20/26(2)	22,331	22,169
Viant Medical Holdings, Inc., 4.51%, (1-Month USD LIBOR + 3.75%), 07/02/25(2)	39,169	37,243
Total Health Care		689,444

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Housing - 0.5%
84 Lumber Co., 3.76%, (1-Month USD LIBOR + 3.00%), 11/13/26(2)	$19,800	$19,722
Chariot Buyer LLC, 4.51%, (3-Month USD LIBOR + 3.50%), 10/22/28(2)	49,875	49,010
Quikrete Holdings, Inc., 3.76%, (1-Month USD LIBOR + 3.00%), 06/11/28(2)	35,000	34,157
Quikrete Holdings, Inc., 0.00%, (1 Month USD LIBOR + 3.00%), 06/11/28(4)	10,000	9,759
SRS Distribution, Inc., 4.02%, (3-Month USD LIBOR + 3.75%), 06/02/28(2)	14,888	14,398
SRS Distribution, Inc., 4.00%, (SOFR + 3.50%), 06/02/28(2)	5,000	4,831
Total Housing		131,877

Information Technology - 2.6%
Applied Systems Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 09/19/24(4)	25,000	24,958
Applied Systems, Inc., 6.51%, (3-Month USD LIBOR + 5.50%), 09/19/25(2)	29,460	29,512
Boxer Parent Co, Inc., 4.51%, (3-Month USD LIBOR + 3.75%), 10/02/25(2)	41,639	41,186
Boxer Parent Co., Inc., 6.26%, (1-Month USD LIBOR + 5.50%), 03/23/26(2)	10,000	9,905
ConnectWise LLC, 4.26%, (1-Month USD LIBOR + 3.50%), 09/29/28(2)	39,900	39,697
Epicor Software Corp., 4.01%, (1-Month USD LIBOR + 3.25%), 07/30/27(2)	49,374	49,125
Greeneden US Holdings II LLC, 4.76%, (1-Month USD LIBOR + 4.00%), 12/01/27(2)	14,813	14,785
Hyland Software, Inc., 4.26%, (1-Month USD LIBOR + 3.50%), 07/01/24(2)	74,386	74,221
Infinite Bidco LLC, 4.26%, (1-Month USD LIBOR + 3.75%), 03/02/28(2)	29,775	29,490
Infinite Bidco LLC, 7.51%, (1-Month USD LIBOR + 7.00%), 03/02/29(2)	10,000	9,892
Project Ruby Ultimate Parent Corp., 4.01%, (1-Month USD LIBOR + 3.25%), 03/10/28(2)	29,700	29,440
Proofpoint, Inc., 3.76%, (3-Month USD LIBOR + 3.25%), 06/09/28(2)	29,925	29,489
Quest Software, Inc., 4.45%, (SOFR + 4.25%), 01/20/29(2)	25,000	24,585
RealPage, Inc., 4.01%, (1-Month USD LIBOR + 3.25%), 04/24/28(2)	44,775	44,138
Sophia LP, 4.26%, (3 Month USD LIBOR + 3.25%), 10/07/27(2)	24,688	24,441
Sophia LP, 0.00%, (SOFR + 4.25%), 10/07/27(4)	15,000	14,944
Uber Technologies Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 02/25/27(4)	50,000	49,892
UKG, Inc., 4.21%, (3 Month USD LIBOR + 3.25%), 05/04/26(2)	88,450	87,655
Total Information Technology		627,355

Security Description	Principal	Value

TERM LOANS (continued)

Manufacturing - 1.1%
Alliance Laundry Systems LLC, 4.52%, (3-Month USD LIBOR + 3.50%), 10/08/27(2)	$48,556	$48,374
Alliance Laundry Systems LLC, 0.00%, (3 Month USD LIBOR + 3.50%), 10/08/27(4)	539	537
Arcline FM Holdings LLC, 5.50%, (3-Month USD LIBOR + 4.75%), 06/23/28(2)	29,850	29,663
Arcline FM Holdings LLC, 9.00%, (3-Month USD LIBOR + 8.25%), 06/15/29(2)	15,000	14,850
Filtration Group Corp., 3.76%, (1-Month USD LIBOR + 3.00%), 03/31/25(2)	44,718	44,141
Filtration Group Corp., 4.26%, (1-Month USD LIBOR + 3.50%), 10/19/28(2)	29,850	29,514
LEB Holdings USA, Inc., 0.00%, (3 Month USD LIBOR + 0.00%), 09/25/27(4)	20,000	19,825
LEB Holdings USA, Inc., 4.76%, (3-Month USD LIBOR + 3.75%), 11/02/27(2)	19,600	19,366
Safe Fleet Holdings LLC, 4.77%, (SOFR + 3.75%), 02/17/29(2)	25,000	24,750
Star US Bidco LLC, 5.25%, (1-Month USD LIBOR + 4.25%), 03/17/27(2)	24,563	24,419
Truck Hero, Inc., 4.01%, (1-Month USD LIBOR + 3.25%), 01/31/28(2)	19,912	18,648
Total Manufacturing		274,087

Media/Telecom - Cable/Wireless Video - 0.2%
Directv Financing LLC, 5.76%, (1-Month USD LIBOR + 5.00%), 08/02/27(2)	38,750	38,637

Media/Telecom - Diversified Media - 0.5%
Cinemark USA, Inc., 0.00%, (3-Month USD LIBOR + 0.00%), 03/31/25(4)	23,848	23,252
Dotdash Meredith, Inc., 4.50%, (SOFR + 4.00%), 11/23/28(2)	39,900	39,618
McGraw-Hill Education, Inc., 5.26%, (3-Month USD LIBOR + 4.75%), 07/21/28(2)	23,880	23,466
William Morris Endeavor Entertainment LLC, 3.52%, (1-Month USD LIBOR + 2.75%), 05/18/25(2)	44,638	43,856
Total Media/Telecom - Diversified Media		130,192

Media/Telecom - Telecommunications - 0.3%
Altice France SA/France, 4.73%, (3-Month USD LIBOR + 3.69%), 01/31/26(2)	29,309	29,076
CenturyLink, Inc., 3.01%, (1-Month USD LIBOR + 2.25%), 03/15/27(2)	14,663	14,061
Consolidated Communications, Inc., 4.31%, (1-Month USD LIBOR + 3.50%), 10/02/27(2)	10,710	9,979
Securus Technologies Holdings, Inc., 5.51%, (3-Month USD LIBOR + 4.50%), 11/01/24(2)	9,846	9,413
Total Media/Telecom - Telecommunications		62,529

Metals/Minerals - 0.2%
Covia Holdings LLC, 5.00%, (3-Month USD LIBOR + 4.00%), 07/31/26(2)	35,000	34,554
Peabody Energy Corp., 3.50%, (1-Month USD LIBOR + 2.75%), 03/31/25(2)	25,000	23,659
Total Metals/Minerals		58,213

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Retail - 0.8%
CNT Holdings I Corp., 0.00%, (3-Month USD LIBOR + 3.75%), 10/16/27(4)	$24,750	$24,530
CNT Holdings I Corp., 0.00%, (3 Month USD LIBOR + 3.75%), 11/08/27(4)	20,000	19,822
Great Outdoors Group LLC, 4.51%, (1-Month USD LIBOR + 3.75%), 03/06/28(2)	44,589	44,248
Harbor Freight Tools USA, Inc., 3.51%, (1-Month USD LIBOR + 2.75%), 10/19/27(2)	39,499	38,200
Michaels Cos Inc. (The), 5.26%, (3-Month USD LIBOR + 4.25%), 04/15/28(2)	19,850	18,169
PetSmart, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 02/11/28(2)	39,800	39,521
Rising Tide Holdings, Inc., 5.51%, (1-Month USD LIBOR + 4.75%), 06/01/28(2)	14,888	14,329
Total Retail		198,819

Service - 2.3%
Apex Group Treasury LLC, 0.00%, (3-Month USD LIBOR + 3.75%), 07/27/28(4)	10,000	9,956
Apex Group Treasury LLC, 4.76%, (3-Month USD LIBOR + 3.75%), 07/27/28(2)	34,825	34,673
Carlisle FoodService Products, Inc., 4.00%, (1-Month USD LIBOR + 3.00%), 03/20/25(2)	44,793	43,450
Dun & Bradstreet Corp. (The), 3.92%, (1-Month USD LIBOR + 3.25%), 02/06/26(2)	54,140	53,809
Dun & Bradstreet Corp. (The), 3.92%, (SOFR + 3.25%), 01/05/29(2)	5,000	4,972
DXP Enterprises, Inc., 5.75%, (1-Month USD LIBOR + 4.75%), 12/23/27(2)	14,813	14,745
Garda World Security Corp., 4.92%, (1-Month USD LIBOR + 4.25%), 10/30/26(2)	10,000	9,926
Grab Holdings, Inc., 5.50%, (3-Month USD LIBOR + 4.50%), 01/29/26(2)	34,650	33,885
Hertz Corp. (The), 4.01%, (1-Month USD LIBOR + 3.25%), 06/30/28(2)	25,554	25,492
Hertz Corp. (The), 4.01%, (1-Month USD LIBOR + 3.25%), 06/30/28(2)	4,852	4,841
Hoya Midco LLC, 3.62%, (SOFR + 3.25%), 02/03/29(2)	23,211	23,051
NAB Holdings LLC, 3.65%, (SOFR + 3.00%), 11/17/28(2)	44,888	44,338
Peraton Corp., 4.50%, (1-Month USD LIBOR + 3.75%), 02/01/28(2)	45,799	45,552
PODS LLC, 3.75%, (1-Month USD LIBOR + 3.00%), 03/31/28(2)	44,476	44,008
Sedgwick Claims Management Services, Inc., 0.00%, (1 Month USD LIBOR + 0.00%), 09/03/26(4)	20,000	19,928
Sedgwick Claims Management Services, Inc., 4.51%, (1-Month USD LIBOR + 3.75%), 09/03/26(2)	49,292	49,116
Sweetwater Borrower LLC, 5.56%, (1-Month USD LIBOR + 4.75%), 08/07/28(2)	18,775	18,353
University Support Services LLC, 4.01%, (1-Month USD LIBOR + 3.25%), 02/10/29(2)	32,176	31,864
Weld North Education LLC, 4.51%, (1-Month USD LIBOR + 3.75%), 12/21/27(2)	50,859	50,557
Total Service		562,516

Security Description	Principal	Value

TERM LOANS (continued)

Technology - 0.1%
Magenta Buyer LLC, 6.23%, (3-Month USD LIBOR + 5.00%), 04/29/28(2)	$19,900	$19,651

Transportation - Automotive - 0.4%
Cooper-Standard Automotive, Inc., 2.76%, (1-Month USD LIBOR + 2.00%), 11/02/23(2)	48,933	45,296
Mavis Tire Express Services TopCo LP, 4.75%, (1-Month USD LIBOR + 4.00%), 05/04/28(2)	27,350	27,236
PAI Holdco, Inc., 4.74%, (3-Month USD LIBOR + 3.50%), 10/28/27(2)	29,887	29,581
Total Transportation - Automotive		102,113

Transportation - Land Transportation - 0.0%(5)
ASP LS Acquisition Corp., 5.25%, (3-Month USD LIBOR + 4.50%), 04/30/28(2)	9,950	9,880

Utilities - 0.3%
Brookfield WEC Holdings, Inc., 3.51%, (1-Month USD LIBOR + 2.75%), 08/01/25(2)	63,467	62,416

Total Term Loans
(Cost $4,781,415)		4,741,796

FOREIGN BONDS - 16.0%

Communication Services - 0.0%
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	30,000	12,860

Consumer Staples - 0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29 (Belgium)	45,000	46,359
BAT Capital Corp., 4.91%, 04/02/30 (United Kingdom)	80,000	77,290
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.25%, 04/27/29 (Guatemala)(1)	25,000	23,782
Total Consumer Staples		147,431

Energy - 2.3%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(2)(3)	60,000	57,710
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	36,000	38,702
Ecopetrol SA, 4.63%, 11/02/31 (Colombia)	55,000	46,055
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	35,000	34,191
Petrobras Global Finance BV, 7.38%, 01/17/27 (Brazil)	25,000	27,394
Petrobras Global Finance BV, 5.60%, 01/03/31 (Brazil)	20,000	19,655
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)	95,000	90,928
Petroleos Mexicanos, 5.95%, 01/28/31 (Mexico)	85,000	71,658
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)	55,000	38,680
Petroleos Mexicanos, 7.69%, 01/23/50 (Mexico)	20,000	15,669

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Energy (continued)
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	$50,000	$49,903
Transcanada Trust, 5.60%, (US 5 Year CMT T- Note + 3.99%), 03/07/82 (Canada)(2)	65,000	62,969
Total Energy		553,514

Financials - 0.7%
Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)	45,000	43,614
Banco Santander Chile, 3.18%, 10/26/31 (Chile)(1)	150,000	135,458
Total Financials		179,072

Government - 9.5%
Angolan Government International Bond, 8.25%, 05/09/28 (Angola)(1)	200,000	192,586
Argentine Republic Government International Bond, 2.50%, 07/09/41 (Argentina)(6)	215,000	72,315
Dominican Republic International Bond, 5.95%, 01/25/27 (Dominican Republic)(1)	100,000	100,422
Ecuador Government International Bond, 1.00%, 07/31/35 (Ecuador)(1)(6)	130,000	81,612
Egypt Government International Bond, 7.60%, 03/01/29 (Egypt)(1)	200,000	170,550
Emirate of Dubai Government International Bonds, Series E, 5.25%, 01/30/43 (United Arab Emirates)	200,000	196,779
Guatemala Government Bond, 3.70%, 10/07/33 (Guatemala)(1)	200,000	171,963
Israel Government International Bond, 2.75%, 07/03/30 (Israel)	200,000	189,520
Ivory Coast Government International Bond, 6.13%, 06/15/33 (Ivory Coast)(1)	200,000	184,338
Mexico Government International Bond, 4.50%, 01/31/50 (Mexico)	200,000	165,120
Oman Government International Bond, 7.38%, 10/28/32 (Oman)(1)	200,000	220,543
Pakistan Government International Bond, 8.25%, 09/30/25 (Pakistan)(1)	200,000	170,754
Republic of South Africa Government International Bond, 4.85%, 09/27/27 (South Africa)	200,000	191,896
Saudi Government International Bond, 3.63%, 03/04/28 (Saudi Arabia)(1)	200,000	199,996
Total Government		2,308,394

Health Care - 0.9%
Cheplapharm Arzneimittel GMBH, 5.50%, 01/15/28 (Germany)(1)	200,000	191,751
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	35,000	30,067
Total Health Care		221,818

Industrials - 0.4%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	47,000	45,315
Bombardier, Inc., 6.00%, 02/15/28 (Canada)(1)	15,000	12,995
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(1)	45,000	43,486
Total Industrials		101,796

Security Description	Principal	Value

FOREIGN BONDS (continued)

Materials - 0.9%
Eldorado Gold Corp., 6.25%, 09/01/29 (Turkey)(1)	$40,000	$38,752
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	30,000	29,738
Suzano Austria GmbH, 2.50%, 09/15/28 (Brazil)	20,000	17,068
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)	70,000	69,560
Teck Resources Ltd., 6.13%, 10/01/35 (Canada)	50,000	55,387
Total Materials		210,505

Real Estate - 0.7%
Ontario Teachers’ Cadillac Fairview Properties Trust, 2.50%, 10/15/31 (Canada)(1)	200,000	173,586

Total Foreign Bonds
(Cost $4,309,816)		3,908,976

U.S. GOVERNMENT SECURITIES - 8.1%

U.S. Treasury Bond
1.88%, 11/15/51	115,000	90,230
U.S. Treasury Note
0.13%, 05/31/22	190,000	189,948
0.13%, 12/31/22	155,000	153,340
0.13%, 04/30/23	245,000	240,131
0.13%, 08/31/23	510,000	494,521
2.50%, 04/30/24	245,000	243,985
1.25%, 08/31/24	45,000	43,418
0.25%, 05/31/25	435,000	401,117
0.38%, 09/30/27	125,000	108,965

Total U.S. Government Securities
(Cost $2,049,441)		1,965,655

MORTGAGE BACKED SECURITIES - 7.7%

Commercial Mortgage Backed Securities - 0.7%
BX Trust, Class D, Series 2019-OC11, 4.08%, 12/09/41(1)(2)(7)	35,000	31,405
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	92,050	85,466
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	60,000	58,721
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37(1)(2)(7)	10,223	10,197
Total Commercial Mortgage Backed Securities		185,789

Mortgage Backed Security - 0.3%
COMM Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37(1)	45,000	42,981
Federal National Mortgage Association, 3.50%, 05/01/49	32,300	31,480
Total Mortgage Backed Security		74,461

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities - 6.7%
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(6)	$67,232	$67,337
AMSR Trust, Class D, Series 2021-SFR3, 2.18%, 10/17/38(1)	100,000	88,607
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(2)(7)	28,083	27,661
CAFL Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/28/29(1)(6)	100,000	93,518
Cascade MH Asset Trust, Class A1, Series 2021-MH1, 1.75%, 02/25/46(1)	90,350	82,905
COLT Mortgage Pass-Through Certificates, Class A1, Series 2021-1R, 0.86%, 05/25/65(1)(2)(7)	34,218	33,788
CSMC, Class A1, Series 2021-NQM1, 0.81%, 05/25/65(1)(2)(7)	48,527	47,195
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)(7)	50,553	49,489
New Residential Mortgage Loan Trust, Class M2, Series 2019-RPL2, 3.75%, 02/25/59(1)(2)(7)	100,000	95,769
OBX Trust, Class A1, Series 2021-NQM3, 1.05%, 07/25/61(1)(2)(7)	48,919	44,512
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50(1)(2)(7)	25,288	24,197
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.49%, 06/25/43(2)(7)	78,453	77,861
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59(1)(2)(7)	8,068	7,955
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(7)	151,329	150,603
Towd Point Mortgage Trust, Class A2, Series 2017-4, 3.00%, 06/25/57(1)(2)(7)	125,000	118,899
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(2)(7)	100,000	97,673
Towd Point Mortgage Trust, Class A1, Series 2018-4, 3.00%, 06/25/58(1)(2)(7)	47,731	46,516
Towd Point Mortgage Trust, Class M1, Series 2020-1, 3.50%, 01/25/60(1)(2)(7)	100,000	92,493
Towd Point Mortgage Trust, Class A2, Series 2021-1, 2.75%, 11/25/61(1)(2)(7)	100,000	89,835
VCAT LLC, Class A1, Series 2021-NPL5, 1.87%, 08/25/51(1)(6)	91,141	87,021
Verus Securitization Trust, Class A1, Series 2022-4, 4.47%, 04/25/67(1)(6)	100,000	100,315
VOLT XCIV LLC, Class A1, Series 2021-NPL3, 2.24%, 02/27/51(1)(6)	107,491	103,111
Total Residential Mortgage Backed Securities		1,627,260

Total Mortgage Backed Securities
(Cost $1,994,311)		1,887,510

Security Description	Principal	Value

ASSET BACKED SECURITIES - 7.1%

American Credit Acceptance Receivables Trust, Class D, Series 2020-4, 1.77%, 12/14/26(1)	$45,000	$43,572
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50(1)	68,950	64,623
Avant Credit Card Master Trust, Class A, Series 2021-1A, 1.37%, 04/15/27(1)	50,000	47,180
BHG Securitization Trust, Class B, Series 2021-B, 1.67%, 10/17/34(1)	100,000	92,084
Business Jet Securities LLC, Class A, Series 2020-1A, 2.98%, 11/15/35(1)	12,101	11,562
Carvana Auto Receivables Trust, Class D, Series 2019-2A, 3.28%, 01/15/25(1)	55,000	55,111
Carvana Auto Receivables Trust, Class D, Series 2019-3A, 3.04%, 04/15/25(1)	55,000	54,937
Carvana Auto Receivables Trust, Class E, Series 2019-3A, 4.60%, 07/15/26(1)	55,000	55,332
CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27(1)	100,000	99,603
Conn’s Receivables Funding LLC, Class B, Series 2020-A, 4.27%, 06/16/25(1)	10,755	10,750
CPS Auto Receivables Trust, Class E, Series 2019-D, 3.86%, 10/15/25(1)	55,000	54,490
DT Auto Owner Trust, Class C, Series 2019-2A, 3.18%, 02/18/25(1)	15,343	15,365
Exeter Automobile Receivables Trust, Class E, Series 2019-2A, 4.68%, 05/15/26(1)	55,000	55,047
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 4.75%, 04/25/51(1)	50,000	48,748
Flagship Credit Auto Trust, Class C, Series 2019-2, 3.09%, 05/15/25(1)	130,000	130,221
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	65,000	59,469
Jack in the Box Funding LLC, Class A2I, Series 2022-1A, 3.45%, 02/26/52(1)	55,000	51,045
LAD Auto Receivables Trust, Class D, Series 2021-1A, 3.99%, 11/15/29(1)	55,000	51,814
Lendbuzz Securitization Trust, Class A, Series 2022-1A, 4.22%, 05/17/27(1)	100,000	99,665
MAPS Trust, Class A, Series 2021-1A, 2.52%, 06/15/46(1)	46,795	41,840
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36(1)	32,666	32,015
NMEF Funding LLC, Class B, Series 2021-A, 1.85%, 12/15/27(1)	65,000	61,773
Oportun Funding LLC, Class A, Series 2022-1, 3.25%, 06/15/29(1)	75,000	74,646
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	73,343	74,423
TRP LLC, Class A, Series 2021-1, 2.07%, 06/19/51(1)	69,044	62,364
Upstart Pass-Through Trust, Class A, Series 2021-ST8, 1.75%, 10/20/29(1)	81,669	77,239
Upstart Securitization Trust, Class B, Series 2021-2, 1.75%, 06/20/31(1)	60,000	56,775
Veros Automobile Receivables Trust, Class B, Series 2020-1, 2.19%, 06/16/25(1)	36,707	36,694

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

Veros Automobile Receivables Trust, Class B, Series 2022-1, 4.39%, 08/16/27(1)	$75,000	$74,494
Westlake Automobile Receivables Trust, Class C, Series 2020-3A, 1.24%, 11/17/25(1)	45,000	44,091

Total Asset Backed Securities
(Cost $1,797,500)		1,736,972

MUNICIPAL BONDS - 0.5%

Broward County Fl Water & Sewer Utility Revenue, 4.00%, 10/01/47	40,000	40,656
Metropolitan Transportation Authority, 5.00%, 11/15/45	60,000	66,201
Sales Tax Securitization Corp., 3.41%, 01/01/43	5,000	4,306

Total Municipal Bonds
(Cost $119,453)		111,163

MONEY MARKET FUND - 5.7%

JP Morgan U.S. Government Money Market Institutional Shares, 0.29%(8) (Cost $1,384,059)	1,384,059	1,384,059

Security Description	Principal	Value

TOTAL INVESTMENTS - 101.9%
(Cost $26,306,300)		$24,850,956
Liabilities in Excess of Other Assets - (1.9)%		(464,758)
Net Assets - 100.0%		$24,386,198

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2022, the aggregate value of these securities was $10,788,391, or 44.2% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2022.

(3)Perpetual security with no stated maturity date.

(4)The loan will settle after April 30, 2022. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.

(5)Amount rounds to less than 0.05%.

(6)Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2022.

(7)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(8)The rate shown reflects the seven-day yield as of April 30, 2022.

Abbreviations:

CMT — Constant Maturity Treasury Index

LIBOR — London InterBank Offered Rate

SOFR — Secured Overnight Financing Rate

Currency Abbreviations

USD — United States Dollar

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2022.

	Level1	Level2	Level3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$9,114,825	$—	$9,114,825
Term Loans	—	4,741,796	—	4,741,796
Foreign Bonds	—	3,908,976	—	3,908,976
U.S. Government Securities	—	1,965,655	—	1,965,655
Mortgage Backed Securities	—	1,887,510	—	1,887,510
Asset Backed Securities	—	1,736,972	—	1,736,972
Municipal Bonds	—	111,163	—	111,163
Money Market Fund	1,384,059	—	—	1,384,059
Total	$1,384,059	$23,466,897	$—	$24,850,956

Schedule of Investments — Virtus Private Credit Strategy ETF

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 59.8%

Financials - 59.8%
Apollo Investment Corp.	60,137	$763,138
Ares Capital Corp.(1)	25,907	525,135
Bain Capital Specialty Finance, Inc.(1)	41,951	645,206
Barings BDC, Inc.	46,294	471,273
BlackRock Capital Investment Corp.	213,835	874,585
BlackRock TCP Capital Corp.	51,394	704,098
Capital Southwest Corp.(1)	20,120	466,985
Carlyle Secured Lending, Inc.	53,808	753,850
Crescent Capital BDC, Inc.(1)	25,831	457,725
Fidus Investment Corp.	30,250	603,487
First Eagle Alternative Capital BDC, Inc.	72,369	296,713
FS KKR Capital Corp.	40,867	856,164
Gladstone Capital Corp.(1)	48,107	560,447
Gladstone Investment Corp.(1)	26,945	418,725
Goldman Sachs BDC, Inc.	32,711	613,985
Golub Capital BDC, Inc.(1)	34,880	520,410
Hercules Capital, Inc.(1)	29,470	495,096
Horizon Technology Finance Corp.(1)	36,434	463,805
Main Street Capital Corp.	9,989	401,957
Monroe Capital Corp.	29,383	297,650
New Mountain Finance Corp.	50,335	669,455
Oaktree Specialty Lending Corp.	59,277	424,423
OFS Capital Corp.	32,497	392,889
Oxford Square Capital Corp.(1)	79,321	311,731
PennantPark Floating Rate Capital Ltd.	48,592	646,274
PennantPark Investment Corp.	72,324	535,198
Portman Ridge Finance Corp.	12,985	309,043
Prospect Capital Corp.(1)	77,271	594,987
Saratoga Investment Corp.	17,582	449,748
Sixth Street Specialty Lending, Inc.	21,434	478,836
SLR Investment Corp.(1)	55,019	905,063
Stellus Capital Investment Corp.(1)	46,272	632,075
TriplePoint Venture Growth BDC Corp.(1)	35,945	566,134
WhiteHorse Finance, Inc.	44,557	658,107
Total Financials		18,764,397

Total Common Stocks
(Cost $20,077,237)		18,764,397

Security Description	Shares	Value

CLOSED-END FUNDS - 37.8%

BlackRock Debt Strategies Fund, Inc.	50,618	$512,760
BlackRock Floating Rate Income Strategies Fund, Inc.	33,911	419,140
BlackRock Floating Rate Income Trust	35,292	416,799
BlackRock Innovation & Growth Trust	13,601	122,545
BlackRock Limited Duration Income Trust	40,538	567,532
Blackstone Senior Floating Rate Term Fund(1)	32,440	476,219
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.	57,745	487,945
Eagle Point Credit Co., Inc.(1)	59,435	776,815
Eaton Vance Floating-Rate Income Trust	32,228	407,040
Eaton Vance Senior Floating-Rate Trust	32,305	417,381
Eaton Vance Senior Income Trust	65,061	396,222
First Trust Senior Floating Rate Income Fund II(1)	51,828	658,734
Invesco Dynamic Credit Opportunity Fund	5,882	70,940
Invesco Senior Income Trust	109,769	454,444
KKR Income Opportunities Fund	45,541	618,447
Nuveen Credit Strategies Income Fund	181,912	1,076,919
Nuveen Floating Rate Income Fund	47,296	448,839
Nuveen Floating Rate Income Opportunity Fund	47,895	446,860
Nuveen Senior Income Fund	91,587	490,906
Oxford Lane Capital Corp.(1)	154,161	1,054,461
Pioneer Floating Rate Fund, Inc.	45,041	448,608
Saba Capital Income & Opportunities Fund(1)	102,011	438,647
XAI Octagon Floating Rate Alternative Income Term Trust	75,816	642,162

Total Closed-End Funds
(Cost $13,202,152)		11,850,365

SECURITIES LENDING COLLATERAL - 19.6%

Money Market Fund - 19.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%(2)(3)
(Cost $6,159,477)	6,159,477	6,159,477

TOTAL INVESTMENTS - 117.2%
(Cost $39,438,866)		36,774,239
Liabilities in Excess of Other Assets - (17.2)%		(5,395,924)
Net Assets - 100.0%		$31,378,315

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $5,933,007; total market value of collateral held by the Fund was $6,159,477.

(2)Represents securities purchased with cash collateral received for securities on loan.

(3)The rate shown reflects the seven-day yield as of April 30, 2022.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$18,764,397	$—	$—	$18,764,397
Closed-End Funds	11,850,365	—	—	11,850,365
Money Market Fund	6,159,477	—	—	6,159,477
Total	$36,774,239	$—	$—	$36,774,239

Schedule of Investments — Virtus Real Asset Income ETF

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 98.1%

Communication Services - 8.1%
Cogent Communications Holdings, Inc.	27,005	$1,579,792
KT Corp. (South Korea)(1)	119,061	1,658,520
Mobile TeleSystems PJSC (Russia)(1)(2)	193,601	194
Orange SA (France)(1)(3)	142,050	1,669,087
PLDT, Inc. (Philippines)(1)	49,191	1,749,232
Shenandoah Telecommunications Co.	73,385	1,482,377
SK Telecom Co., Ltd. (South Korea)(1)(3)	63,647	1,592,448
TELUS Corp. (Canada)	65,153	1,629,477
Total Communication Services		11,361,127

Consumer Staples - 1.3%
Alico, Inc.	45,776	1,815,934

Energy - 13.1%
Cheniere Energy Partners LP	32,426	1,743,222
Coterra Energy, Inc.	63,447	1,826,639
Delek Logistics Partners LP(3)	39,956	1,997,400
Enbridge, Inc. (Canada)	36,844	1,607,872
Falcon Minerals Corp.	247,260	1,681,368
Hess Midstream LP Class A(3)	54,111	1,591,405
Kinder Morgan, Inc.	91,657	1,663,575
North American Construction Group Ltd. (Canada)	109,928	1,387,291
Petroleo Brasileiro SA (Brazil)(1)	117,055	1,588,436
TC Energy Corp. (Canada)	29,515	1,561,344
Williams Cos., Inc. (The)	50,798	1,741,863
Total Energy		18,390,415

Financials - 1.2%
Arbor Realty Trust, Inc.	97,980	1,675,458

Materials - 26.0%
Agnico Eagle Mines Ltd. (Canada)(3)	26,504	1,543,328
Alamos Gold, Inc. Class A (Canada)	197,769	1,534,687
AngloGold Ashanti Ltd. (Tanzania)(1)	68,466	1,398,076
Barrick Gold Corp. (Canada)	67,662	1,509,539
DRDGOLD Ltd. (South Africa)(1)	167,149	1,337,192
FMC Corp.	12,649	1,676,499
FutureFuel Corp.	171,065	1,626,828
Gerdau SA (Brazil)(1)	270,150	1,531,751
Gold Fields Ltd. (South Africa)(1)	101,293	1,360,365
LyondellBasell Industries NV Class A	15,962	1,692,451
Mosaic Co. (The)	24,495	1,528,978
Newmont Corp.	21,082	1,535,824
Nutrien Ltd. (Canada)	15,761	1,548,518
Pan American Silver Corp. (Canada)	59,632	1,477,085
POSCO Holdings, Inc. (South Korea)(1)	26,604	1,508,713
Scotts Miracle-Gro Co. (The)	13,352	1,387,673
Southern Copper Corp. (Peru)	21,384	1,331,582
Steel Dynamics, Inc.	19,475	1,669,981
Ternium SA (Mexico)(1)	37,446	1,606,433
Tronox Holdings PLC Class A	83,223	1,431,436
Vale SA (Brazil)(1)	83,325	1,407,359
Valvoline, Inc.	54,610	1,650,860

Security Description	Shares	Value

COMMON STOCKS (continued)

Materials (continued)
Wheaton Precious Metals Corp. (Brazil)	34,333	$1,540,178
Yamana Gold, Inc. (Canada)	289,425	1,594,732
Total Materials		36,430,068

Real Estate - 33.0%
Agree Realty Corp.(3)	25,900	1,759,128
Alexander & Baldwin, Inc.	73,686	1,562,143
Americold Realty Trust	62,844	1,657,825
AvalonBay Communities, Inc.	6,927	1,575,754
CareTrust REIT, Inc.	89,047	1,443,452
Community Healthcare Trust, Inc.	40,658	1,497,028
Cousins Properties, Inc.	42,767	1,535,335
Crown Castle International Corp.	9,538	1,766,533
CTO Realty Growth, Inc.	26,303	1,677,342
CubeSmart	33,330	1,583,508
Digital Realty Trust, Inc.	12,147	1,774,920
Douglas Emmett, Inc.	51,300	1,511,298
Equity Residential	18,974	1,546,381
Essential Properties Realty Trust, Inc.	67,563	1,621,512
Essex Property Trust, Inc.	4,923	1,620,996
Four Corners Property Trust, Inc.	63,447	1,742,255
Getty Realty Corp.	60,435	1,626,306
Industrial Logistics Properties Trust	75,293	1,216,735
Kilroy Realty Corp.	22,286	1,560,020
Medical Properties Trust, Inc.	82,219	1,512,007
National Retail Properties, Inc.	38,550	1,690,032
National Storage Affiliates Trust	27,607	1,562,556
Piedmont Office Realty Trust, Inc. Class A	100,190	1,613,059
RE/MAX Holdings, Inc. Class A	59,229	1,389,512
Realty Income Corp.	24,797	1,719,920
SL Green Realty Corp.	20,880	1,445,314
STORE Capital Corp.	57,122	1,623,978
UDR, Inc.	29,815	1,586,456
VICI Properties, Inc.(3)	61,237	1,825,475
Total Real Estate		46,246,780

Utilities - 15.4%
Algonquin Power & Utilities Corp. (Canada)(3)	109,626	1,584,096
Alliant Energy Corp.	27,506	1,617,628
Avista Corp.	37,947	1,539,510
Cia Energetica de Minas Gerais (Brazil)(1)(3)	553,850	1,678,165
Cia Paranaense de Energia (Brazil)(1)(3)	220,657	1,601,970
CMS Energy Corp.	24,595	1,689,431
Evergy, Inc.	25,499	1,730,107
Fortis, Inc. (Canada)	34,735	1,689,858
Korea Electric Power Corp. (South Korea)*(1)	175,983	1,562,729
NRG Energy, Inc.	45,778	1,643,430
Sempra Energy	10,440	1,684,598
WEC Energy Group, Inc.	17,368	1,737,668
Xcel Energy, Inc.	23,993	1,757,727
Total Utilities		21,516,917

Total Common Stocks
(Cost $131,734,803)		137,436,699

Schedule of Investments — Virtus Real Asset Income ETF (continued)

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

SECURITIES LENDING COLLATERAL - 4.4%

Money Market Fund - 4.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%(4)(5)
(Cost $6,150,902)	6,150,902	$6,150,902

TOTAL INVESTMENTS - 102.5%
(Cost $137,885,705)		143,587,601
Liabilities in Excess of Other Assets - (2.5)%		(3,519,210)
Net Assets - 100.0%		$140,068,391

*Non-income producing security.

(1)American Depositary Receipts.

(2)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(3)All or a portion of the security was on loan. The aggregate market value of securities on loan was $12,272,749; total market value of collateral held by the Fund was $12,900,710. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $6,749,808.

(4)Represents securities purchased with cash collateral received for securities on loan.

(5)The rate shown reflects the seven-day yield as of April 30, 2022.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$137,436,505	$—	$194	$137,436,699
Money Market Fund	6,150,902	—	—	6,150,902
Total	$143,587,407	$—	$194	$143,587,601

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2022.

Schedule of Investments — Virtus WMC International Dividend ETF

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 98.9%

Australia - 13.6%
BHP Group Ltd.	9,499	$322,220
BHP Group Ltd.-DI	1,751	59,999
Fortescue Metals Group Ltd.	3,591	54,880
Rio Tinto Ltd.	1,707	136,082
Rio Tinto PLC	3,412	244,811
Stockland	11,633	34,192
Wesfarmers Ltd.	886	30,931
Woodside Petroleum Ltd.	582	12,809
Total Australia		895,924

Belgium - 0.4%
Proximus SADP	1,615	28,282

Canada - 8.9%
Algonquin Power & Utilities Corp.	6,590	95,414
Bank of Nova Scotia (The)	837	53,003
BCE, Inc.	1,452	77,197
Canadian Imperial Bank of Commerce	523	57,819
Great-West Lifeco, Inc.	1,695	46,760
IGM Financial, Inc.	1,414	44,809
Manulife Financial Corp.	3,731	72,956
Power Corp. of Canada	1,051	30,925
Royal Bank of Canada	115	11,615
TELUS Corp.	3,061	76,582
Toronto-Dominion Bank (The)	287	20,730
Total Canada		587,810

China - 1.1%
SITC International Holdings Co., Ltd.	21,978	74,222

Denmark - 2.7%
AP Moller - Maersk A/S Class A	27	77,348
AP Moller - Maersk A/S Class B	24	70,388
Tryg A/S	1,359	32,572
Total Denmark		180,308

Finland - 2.2%
Fortum OYJ	4,189	70,265
Kone OYJ Class B	963	46,824
Orion OYJ Class B	58	2,291
Sampo OYJ Class A	523	25,606
Total Finland		144,986

France - 7.9%
Amundi SA(1)	375	22,827
AXA SA	3,510	94,275
Bouygues SA	947	32,819
Danone SA	287	17,452
Orange SA	1,011	12,071
Sanofi	2,578	275,176
TotalEnergies SE	1,332	66,360
Total France		520,980

Security Description	Shares	Value

COMMON STOCKS (continued)

Germany - 6.1%
Allianz SE	1,253	$285,785
BASF SE	1,538	81,791
Bayerische Motoren Werke AG	444	36,774
Total Germany		404,350

Hong Kong - 2.5%
CK Infrastructure Holdings Ltd.	493	3,320
CLP Holdings Ltd.	1,396	13,610
Link REIT	447	3,879
New World Development Co., Ltd.	1,978	7,587
Power Assets Holdings Ltd.	11,060	74,490
Sino Land Co., Ltd.	21,158	28,150
Xinyi Glass Holdings Ltd.	14,111	31,757
Total Hong Kong		162,793

Italy - 3.7%
Assicurazioni Generali SpA	4,973	94,958
Enel SpA	3,417	22,414
Eni SpA	1,765	24,932
Snam SpA	18,123	99,877
Total Italy		242,181

Japan - 15.1%
Bandai Namco Holdings, Inc.	99	6,758
Bridgestone Corp.	229	8,412
Canon, Inc.	1,239	28,594
Daito Trust Construction Co., Ltd.	87	8,393
Disco Corp.	70	17,315
ITOCHU Corp.	440	13,331
Itochu Techno-Solutions Corp.	655	15,419
Japan Metropolitan Fund Invest	30	23,880
Japan Tobacco, Inc.	3,712	63,600
KDDI Corp.	1,046	34,941
Kirin Holdings Co., Ltd.	635	9,299
Mitsui & Co., Ltd.	4,388	106,509
Mitsui OSK Lines Ltd.	952	22,521
MS&AD Insurance Group Holdings, Inc.	114	3,409
Nintendo Co., Ltd.	203	93,714
Nippon Yusen KK	734	53,505
Otsuka Corp.	689	22,697
SBI Holdings, Inc.	319	7,160
SCSK Corp.	279	4,463
Sekisui House Ltd.	3,062	53,300
SoftBank Corp.	10,460	122,111
Sumitomo Corp.	1,379	21,906
Takeda Pharmaceutical Co., Ltd.	2,134	61,977
Tokio Marine Holdings, Inc.	301	16,280
Tokyo Electron Ltd.	85	36,338
Trend Micro, Inc.	1,163	65,062
USS Co., Ltd.	4,409	73,418
Total Japan		994,312

Schedule of Investments — Virtus WMC International Dividend ETF (continued)

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Netherlands - 0.5%
Koninklijke Ahold Delhaize NV	994	$29,456

Norway - 1.9%
Gjensidige Forsikring ASA	1,122	24,116
Norsk Hydro ASA	1,226	10,449
Telenor ASA	6,202	87,879
Total Norway		122,444

Singapore - 2.4%
Ascendas Real Estate Investment Trust	16,177	33,455
CapitaLand Integrated Commercial Trust	21,760	36,661
Mapletree Logistics Trust	6,082	7,872
Oversea-Chinese Banking Corp. Ltd.	2,755	24,682
Singapore Exchange Ltd.	1,396	9,883
Singapore Technologies Engineering Ltd.	10,705	31,737
Venture Corp. Ltd.	836	10,367
Total Singapore		154,657

Spain - 2.6%
ACS Actividades de Construccion y Servicios SA	692	17,951
Enagas SA	3,892	84,458
Endesa SA	967	20,433
Iberdrola SA	191	2,219
Industria de Diseno Textil SA	602	12,765
Red Electrica Corp. SA	1,802	36,376
Total Spain		174,202

Sweden - 0.8%
Tele2 AB Class B	3,505	46,510
Telia Co. AB	1,561	6,499
Total Sweden		53,009

Switzerland - 9.3%
Adecco Group AG	304	11,922
Kuehne + Nagel International AG	43	12,161
Novartis AG	3,280	291,702
Roche Holding AG	159	59,236
Zurich Insurance Group AG	515	236,071
Total Switzerland		611,092

Security Description	Shares	Value

COMMON STOCKS (continued)

United Kingdom - 13.0%
Admiral Group PLC	2,528	$80,234
Aviva PLC	1,716	9,350
BAE Systems PLC	4,187	38,961
Barratt Developments PLC	306	1,903
British American Tobacco PLC	5,326	224,489
Imperial Brands PLC	4,045	84,739
Legal & General Group PLC	11,378	36,069
National Grid PLC	2,554	38,346
Persimmon PLC	3,125	82,520
Phoenix Group Holdings PLC	8,429	64,548
Unilever PLC	4,165	194,774
Total United Kingdom		855,933

United States - 4.2%
GlaxoSmithKline PLC	6,066	137,070
Stellantis NV	2,691	36,854
Swiss Re AG	1,203	99,332
Total United States		273,256

Total Common Stocks
(Cost $6,582,747)		6,510,197

WARRANT - 0.0%(2)

Australia - 0.0%(2)
Magellan Financial Group Ltd., expiring 04/16/27*
(Cost $0)	567	627

TOTAL INVESTMENTS - 98.9%
(Cost $6,582,747)		6,510,824
Other Assets in Excess of Liabilities - 1.1%		70,059
Net Assets - 100.0%		$6,580,883

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2022, the aggregate value of these securities was $22,827, or 0.3% of net assets.

(2)Amount rounds to less than 0.05%.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$6,510,197	$—	$—	$6,510,197
Warrant	627	—	—	627
Total	$6,510,824	$—	$—	$6,510,824

Statements of Assets and Liabilities

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF	Virtus InfraCap U.S. Preferred Stock ETF	Virtus LifeSci Biotech Clinical Trials ETF	Virtus LifeSci Biotech Products ETF
Assets:
Investments, at cost	$77,424,199	$716,711,490	$40,846,772	$19,012,191
Investments, at value (including securities on loan)(a)	73,631,089	707,168,873	18,904,745	13,472,801
Cash	276,577	1,885,437	384,987	493,669
Due from brokers	—	713,344	—	—
Receivables:
Dividends and interest	138,592	1,568,693	3	4
Capital shares sold	—	2,315,232	—	—
Securities lending	—	—	2,976	242
Tax reclaim	—	—	3,637	—
Investment securities sold	—	4,331,682	—	—
Prepaid expenses	11,703	11,703	11,703	11,703
Total Assets	74,057,961	717,994,964	19,308,051	13,978,419
Liabilities:
Bank borrowings	—	164,664,007	—	—
Payables:
Investment securities purchased	—	4,795,469	—	—
Collateral for securities on loan	—	—	2,687,943	391,302
Interest expense	—	63,557	—	—
Advisory fees	98,065	1,065,457	51,792	42,320
Total Liabilities	98,065	170,588,490	2,739,735	433,622
Net Assets	$73,959,896	$547,406,474	$16,568,316	$13,544,797
Net Assets Consist of:
Paid-in capital	$88,437,059	$545,800,657	$78,317,684	$35,022,136
Total distributable earnings (accumulated deficit)	(14,477,163)	1,605,817	(61,749,368)	(21,477,339)
Net Assets	$73,959,896	$547,406,474	$16,568,316	$13,544,797
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	3,650,004	23,650,004	750,004	350,004

Net asset value per share	$20.26	$23.15	$22.09	$38.70
(a) Market value of securities on loan	$—	$—	$4,219,143	$2,050,268

Statements of Assets and Liabilities (continued)

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF	Virtus WMC International Dividend ETF
Assets:
Investments, at cost	$26,306,300	$39,438,866	$137,885,705	$6,582,747
Investments, at value (including securities on loan)(a)	24,850,956	36,774,239	143,587,601	6,510,824
Cash	9,987	765,474	2,407,947	20,093
Foreign currency(b)	—	—	—	9,142
Receivables:
Investment securities sold	206,058	—	—	1
Dividends and interest	140,387	46,667	399,113	34,432
Due from Adviser	34,946	—	—	—
Securities lending	—	10,961	3,040	—
Tax reclaim	—	—	11,805	13,568
Prepaid expenses	—	11,646	11,646	11,703
Total Assets	25,242,334	37,608,987	146,421,152	6,599,763
Liabilities:
Payables:
Investment securities purchased	687,039	—	—	6
Collateral for securities on loan	—	6,159,477	6,150,902	—
Advisory fees	25,468	71,195	201,859	18,566
Professional fees	46,902	—	—	—
Trustee fees	6,550	—	—	—
Other accrued expenses	90,177	—	—	308
Total Liabilities	856,136	6,230,672	6,352,761	18,880
Net Assets	$24,386,198	$31,378,315	$140,068,391	$6,580,883
Net Assets Consist of:
Paid-in capital	$28,939,520	$41,806,359	$156,189,070	$6,519,891
Total distributable earnings (accumulated deficit)	(4,553,322)	(10,428,044)	(16,120,679)	60,992
Net Assets	$24,386,198	$31,378,315	$140,068,391	$6,580,883
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	1,050,004	1,300,004	5,100,004	250,004

Net asset value per share	$23.22	$24.14	$27.46	$26.32
(a) Market value of securities on loan	$—	$5,933,007	$12,272,749	$—
(b) Foreign currency, at cost	$—	$—	$—	$9,189

Statements of Operations

For the Period Ended April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF	Virtus InfraCap U.S. Preferred Stock ETF	Virtus LifeSci Biotech Clinical Trials ETF	Virtus LifeSci Biotech Products ETF
Investment Income:
Dividend income	$1,473,334	$21,212,617	$7	$15,505
Interest income	9	28	—	—
Securities lending, net of fees	—	—	23,887	1,960
Total Investment Income	1,473,343	21,212,645	23,894	17,465
Expenses:
Advisory fees	184,455	2,142,957	104,726	72,477
Interest expenses	—	1,145,722	12	—
Total Expenses	184,455	3,288,679	104,738	72,477
Net Investment Income (Loss)	1,288,888	17,923,966	(80,844)	(55,012)
Net Realized Gain (Loss) on:
Investments	(6,823,601)	8,799,664	(5,771,709)	(3,310,397)
In-kind redemptions	532,957	3,766,785	1,570,793	985,668
Total Net Realized Gain (Loss)	(6,290,644)	12,566,449	(4,200,916)	(2,324,729)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(7,315,158)	(54,330,136)	(13,380,013)	(2,757,806)
Total Change in Net Unrealized Depreciation	(7,315,158)	(54,330,136)	(13,380,013)	(2,757,806)
Net Realized and Change in Unrealized Loss	(13,605,802)	(41,763,687)	(17,580,929)	(5,082,535)
Net Decrease in Net Assets Resulting from Operations	$(12,316,914)	$(23,839,721)	$(17,661,773)	$(5,137,547)

Statements of Operations (continued)

For the Period Ended April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF	Virtus WMC International Dividend ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$5,595	$1,490,443	$2,135,273	$191,293
Interest income	446,731	8	30	—
Securities lending, net of fees	—	85,080	17,285	—
Total Investment Income	452,326	1,575,531	2,152,588	191,293
Expenses:
Advisory fees	50,555	124,690	384,980	16,863
Professional fees	17,001	—	—	—
Accounting and administration fees	14,020	—	—	—
Pricing fees	11,600	—	—	—
Trustee fees	11,001	—	—	—
Transfer agent fees	8,247	—	—	—
Exchange listing fees	4,999	—	—	—
Report to shareholders fees	4,000	—	—	—
Insurance fees	1,251	—	—	—
Custody fees	1,112	—	—	—
Tax expense	100	—	—	—
Other expenses	2,000	—	—	—
Total Expenses	125,886	124,690	384,980	16,863
Less expense waivers/reimbursements	(70,838)	—	—	—
Net Expenses	55,048	124,690	384,980	16,863
Net Investment Income	397,278	1,450,841	1,767,608	174,430
Net Realized Gain (Loss) on:
Investments	(184,885)	(328,480)	(3,204,238)	92,387
In-kind redemptions	—	53,568	19,144,449	—
Foreign currency transactions	—	—	(450)	(399)
Total Net Realized Gain (Loss)	(184,885)	(274,912)	15,939,761	91,988
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(1,695,708)	(2,537,311)	(12,255,333)	(253,429)
Foreign currency translations	—	—	—	(1,960)
Total Change in Net Unrealized Depreciation	(1,695,708)	(2,537,311)	(12,255,333)	(255,389)
Net Realized and Change in Unrealized Gain (Loss)	(1,880,593)	(2,812,223)	3,684,428	(163,401)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,483,315)	$(1,361,382)	$5,452,036	$11,029
Foreign withholding taxes	$—	$—	$73,755	$21,579

Statements of Changes in Net Assets

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF		Virtus InfraCap U.S. Preferred Stock ETF
	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$1,288,888	$1,911,648	$17,923,966	$17,718,855
Net realized gain (loss)	(6,290,644)	5,603,453	12,566,449	23,704,476
Net change in unrealized appreciation (depreciation)	(7,315,158)	3,252,424	(54,330,136)	53,503,150
Net increase (decrease) in net assets resulting from operations	(12,316,914)	10,767,525	(23,839,721)	94,926,481
Distributions to Shareholders	(2,634,003)	(4,362,006)	(21,804,754)	(28,242,147)
Distributions to Shareholders from return of capital	—	—	—	(699,861)
Total distributions	(2,634,003)	(4,362,006)	(21,804,754)	(28,942,008)
Shareholder Transactions:
Proceeds from shares sold	7,084,612	45,994,700	84,902,019	340,991,942
Cost of shares redeemed	(5,712,628)	(16,965,073)	(18,971,885)	(26,252,374)
Net increase in net assets resulting from shareholder transactions	1,371,984	29,029,627	65,930,134	314,739,568
Increase (decrease) in net assets	(13,578,933)	35,435,146	20,285,659	380,724,041
Net Assets:
Beginning of period/year	87,538,829	52,103,683	527,120,815	146,396,774
End of period/year	$73,959,896	$87,538,829	$547,406,474	$527,120,815
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	3,600,004	2,400,004	20,950,004	7,600,004
Shares sold	300,000	1,900,000	3,500,000	14,450,000
Shares redeemed	(250,000)	(700,000)	(800,000)	(1,100,000)
Shares outstanding, end of period/year	3,650,004	3,600,004	23,650,004	20,950,004

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Virtus LifeSci Biotech Clinical Trials ETF		Virtus LifeSci Biotech Products ETF
	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment loss	$(80,844)	$(236,222)	$(55,012)	$(157,426)
Net realized gain (loss)	(4,200,916)	10,104,055	(2,324,729)	3,689,056
Net change in unrealized depreciation	(13,380,013)	(4,316,597)	(2,757,806)	(1,497,303)
Net increase (decrease) in net assets resulting from operations	(17,661,773)	5,551,236	(5,137,547)	2,034,327
Shareholder Transactions:
Proceeds from shares sold	5,967,003	30,587,355	2,288,842	13,619,049
Cost of shares redeemed	(7,227,347)	(37,665,925)	(6,931,707)	(18,833,103)
Net decrease in net assets resulting from shareholder transactions	(1,260,344)	(7,078,570)	(4,642,865)	(5,214,054)
Decrease in net assets	(18,922,117)	(1,527,334)	(9,780,412)	(3,179,727)
Net Assets:
Beginning of period/year	35,490,433	37,017,767	23,325,209	26,504,936
End of period/year	$16,568,316	$35,490,433	$13,544,797	$23,325,209
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	800,004	950,004	450,004	550,004
Shares sold	150,000	600,000	50,000	250,000
Shares redeemed	(200,000)	(750,000)	(150,000)	(350,000)
Shares outstanding, end of period/year	750,004	800,004	350,004	450,004

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF		Virtus Private Credit Strategy ETF
	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$397,278	$689,080	$1,450,841	$1,910,804
Net realized gain (loss)	(184,885)	320,669	(274,912)	2,064,796
Net change in unrealized appreciation (depreciation)	(1,695,708)	51,210	(2,537,311)	6,983,661
Net increase (decrease) in net assets resulting from operations	(1,483,315)	1,060,959	(1,361,382)	10,959,261
Distributions to Shareholders	(389,733)	(650,084)	(1,403,574)	(2,013,183)
Shareholder Transactions:
Proceeds from shares sold	6,088,483	2,543,464	14,132,279	31,554,269
Cost of shares redeemed	—	(1,277,994)	(11,177,714)	(28,420,454)
Net increase in net assets resulting from shareholder transactions	6,088,483	1,265,470	2,954,565	3,133,815
Increase in net assets	4,215,435	1,676,345	189,609	12,079,893
Net Assets:
Beginning of period/year	20,170,763	18,494,418	31,188,706	19,108,813
End of period/year	$24,386,198	$20,170,763	$31,378,315	$31,188,706
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	800,004	750,004	1,200,004	1,100,004
Shares sold	250,000	100,000	550,000	1,250,000
Shares redeemed	—	(50,000)	(450,000)	(1,150,000)
Shares outstanding, end of period/year	1,050,004	800,004	1,300,004	1,200,004

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Real Asset Income ETF		Virtus WMC International Dividend ETF
	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$1,767,608	$3,057,015	$174,430	$284,021
Net realized gain (loss)	15,939,761	(3,269,745)	91,988	412,795
Net change in unrealized appreciation (depreciation)	(12,255,333)	49,551,417	(255,389)	543,871
Net increase in net assets resulting from operations	5,452,036	49,338,687	11,029	1,240,687
Distributions to Shareholders	(2,215,252)	(5,617,918)	(571,854)	(406,622)
Shareholder Transactions:
Proceeds from shares sold	62,149,089	47,396,037	—	1,519,791
Cost of shares redeemed	(64,900,465)	(52,343,914)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(2,751,376)	(4,947,877)	—	1,519,791
Increase (decrease) in net assets	485,408	38,772,892	(560,825)	2,353,856
Net Assets:
Beginning of period/year	139,582,983	100,810,091	7,141,708	4,787,852
End of period/year	$140,068,391	$139,582,983	$6,580,883	$7,141,708
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	5,200,004	5,400,004	250,004	200,004
Shares sold	2,250,000	2,000,000	—	50,000
Shares redeemed	(2,350,000)	(2,200,000)	—	—
Shares outstanding, end of period/year	5,100,004	5,200,004	250,004	250,004

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows

For the six months ended April 30, 2022

Virtus InfraCap U.S. Preferred Stock ETF
Cash Flows From Operating Activities:
Net increase (decrease) in net assets from operations	$(23,839,721)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investment securities	(60,243,858)
Proceeds from sales of investment securities	75,975,828
Net realized (gain) loss on investments	(8,799,664)
Net realized (gain) loss on in-kind redemptions	(3,766,785)
Net change in unrealized (appreciation) depreciation on investments	54,330,136
(Increase) decrease in due from brokers	(663,333)
(Increase) decrease in dividends and interest receivable	(334,134)
(Increase) decrease in prepaid expenses	(3,390)
Increase (decrease) in advisory fees payable	709,367
Increase (decrease) in interest expense	(106,711)
Net cash provided by (used in) operating activities	33,257,735

Cash Flows provided by (used in) Financing Activities:
Proceeds from borrowings	10,891,209
Payments for fund shares sold in excess of in-kind creations	(21,285,359)
Distributions paid	(21,804,754)
Net cash provided by (used in) financing activities	(32,198,904)
Net increase (decrease) in cash	1,058,831
Cash and foreign currency, beginning of period	826,606
Cash and foreign currency, end of period	$1,885,437

Supplemental information:
Interest paid on borrowings	$1,145,722

Non-cash financing activities:
In-kind creations - Issued	109,542,707
In-kind creations - Redeemed	24,642,446

Financial Highlights

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Period February 7, 2017(1) Through October 31, 2017
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.32		$21.71	$25.26	$23.65		$25.76		$25.06
Investment operations:
Net investment income(2)	0.35		0.63	1.05	1.32		1.21		1.03
Net realized and unrealized gain (loss)	(3.69)		3.42	(3.14)	1.83		(1.85)		0.60
Total from investment operations	(3.34)		4.05	(2.09)	3.15		(0.64)		1.63
Less Distributions from:
Net investment income	(0.72)		(1.44)	(1.22)	(1.30)		(1.23)		(0.93)
Return of capital	—		—	(0.24)	(0.24)		(0.24)		—
Total distributions	(0.72)		(1.44)	(1.46)	(1.54)		(1.47)		(0.93)
Net Asset Value, End of period	$20.26		$24.32	$21.71	$25.26		$23.65		$25.76
Net Asset Value Total Return(3)	(13.95)%		18.93%	(8.06)%	13.78%		(2.60)%		6.54%
Net assets, end of period (000’s omitted)	$73,960		$87,539	$52,104	$37,885		$22,468		$20,609
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.45	%(4)	0.45%	0.45%	0.45	%(5)	0.45	%(5)	0.45	%(4)
Net investment income	3.14	%(4)	2.61%	4.75%	5.42%		4.93%		5.48	%(4)
Portfolio turnover rate(6)	59	%(7)	144%	38%	66%		70%		91	%(7)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(6)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(7)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus InfraCap U.S. Preferred Stock ETF
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019		For the Period May 15, 2018(1) Through October 31, 2018
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.16		$19.26		$26.43		$24.47		$24.96
Investment operations:
Net investment income(2)	0.80		1.18		1.40		1.44		0.72
Net realized and unrealized gain (loss)	(1.84)		6.62		(6.25)		2.80		(0.45)
Total from investment operations	(1.04)		7.80		(4.85)		4.24		0.27
Less Distributions from:
Net investment income	(0.97)		(1.59)		(1.81)		(2.28)		(0.76)
Net realized gains	—		(0.26)		(0.43)		—		—
Return of capital	—		(0.05)		(0.08)		—		—
Total distributions	(0.97)		(1.90)		(2.32)		(2.28)		(0.76)
Net Asset Value, End of period	$23.15		$25.16		$19.26		$26.43		$24.47
Net Asset Value Total Return(3)	(4.20)%		41.52%		(18.37)%		18.37%		1.02%
Net assets, end of period (000’s omitted)	$547,406		$527,121		$146,397		$88,525		$6,118
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	1.23	%(4),(5)	1.21	%(6)	1.47	%(7)	2.00	%(8),(9)	2.13	%(4),(10)
Net investment income	6.69	%(4)	4.93%		6.93%		5.66%		6.22	%(4)
Portfolio turnover rate(11)	8	%(12)	35%		96%		150%		55	%(12)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets include interest expense of 0.43%.

(6)The ratios of expenses to average net assets include interest expense of 0.41%.

(7)The ratios of expenses to average net assets include interest expense of 0.63% and dividend expense on securities sold short fees of 0.04%.

(8)The ratios of expenses to average net assets include interest expense of 0.75% and dividend expense on securities sold short fees of 0.45%.

(9)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(10)The ratios of expenses to average net assets include interest expense of 1.05% and dividend expense on securities sold short fees of 0.28%.

(11)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(12)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Clinical Trials ETF
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$44.36		$38.97	$26.42	$26.87		$27.73		$18.05
Investment operations:
Net investment loss(1)	(0.09)		(0.26)	(0.15)	(0.13)		(0.15)		(0.12)
Net realized and unrealized gain (loss)	(22.18)		5.65	12.70	(0.32)		(0.41)		9.80
Total from investment operations	(22.27)		5.39	12.55	(0.45)		(0.56)		9.68
Less Distributions from:
Net investment income	—		—	—	—		(0.30)		—
Total distributions	—		—	—	—		(0.30)		—
Net Asset Value, End of period	$22.09		$44.36	$38.97	$26.42		$26.87		$27.73
Net Asset Value Total Return(2)	(50.20)%		13.85%	47.50%	(1.67)%		(2.05)%		53.66%
Net assets, end of period (000’s omitted)	$16,568		$35,490	$37,018	$23,775		$36,269		$30,501
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79	%(3),(4)	0.79%	0.79%	0.79	%(4)	0.79	%(4)	0.83%
Net investment loss	(0.61	)%(3)	(0.53)%	(0.41)%	(0.50)%		(0.45)%		(0.53)%
Portfolio turnover rate(5)	31	%(6)	76%	81%	67%		65%		45%

(1)Based on average shares outstanding.

(2)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(3)Annualized.

(4)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(5)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(6)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Products ETF
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$51.83		$48.19	$37.86	$36.33		$39.34		$28.91
Investment operations:
Net investment income (loss)(1)	(0.14)		(0.30)	(0.19)	(0.20)		(0.21)		0.07
Net realized and unrealized gain (loss)	(12.99)		3.94	10.52	1.73		(2.73)		10.36
Total from investment operations	(13.13)		3.64	10.33	1.53		(2.94)		10.43
Less Distributions from:
Net investment income	—		—	—	—		(0.07)		—
Total distributions	—		—	—	—		(0.07)		—
Net Asset Value, End of period	$38.70		$51.83	$48.19	$37.86		$36.33		$39.34
Net Asset Value Total Return(2)	(25.34)%		7.56%	27.27%	4.22%		(7.49)%		36.08%
Net assets, end of period (000’s omitted)	$13,545		$23,325	$26,505	$26,505		$27,248		$37,377
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79	%(3)	0.79%	0.79%	0.79	%(4)	0.79	%(4)	0.84%
Net investment income (loss)	(0.60	)%(3)	(0.57)%	(0.43)%	(0.51)%		(0.49)%		0.19%
Portfolio turnover rate(5)	19	%(6)	44%	46%	41%		32%		34%

(1)Based on average shares outstanding.

(2)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(3)Annualized.

(4)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(5)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(6)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.21		$24.66		$24.54		$23.85	$25.84	$25.96
Investment operations:
Net investment income(1)	0.02		0.89		0.96		1.06	1.12	1.09
Net realized and unrealized gain (loss)	(1.59)		0.50		0.10		0.74	(1.51)	0.22
Total from investment operations	(1.57)		1.39		1.06		1.80	(0.39)	1.31
Less Distributions from:
Net investment income	(0.42)		(0.84)		(0.91)		(1.02)	(1.15)	(1.10)
Net realized gains	—		—		—		—	(0.45)	(0.33)
Return of capital	—		—		(0.03)		(0.09)	—	—
Total distributions	(0.42)		(0.84)		(0.94)		(1.11)	(1.60)	(1.43)
Net Asset Value, End of period	$23.22		$25.21		$24.66		$24.54	$23.85	$25.84
Net Asset Value Total Return(2)	(6.28)%		5.71%		4.51%		7.74%	(1.62)%	5.26%
Net assets, end of period (000’s omitted)	$24,386		$20,171		$18,494		$24,535	$98,959	$169,284
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.49	%(3)	0.49	%(4)	0.55	%(4)	0.80%	0.80%	0.80%
Expenses, prior to expense waivers	1.12	%(3)	1.21	%(4)	1.15	%(4)	1.06%	0.86%	0.84%
Net investment income	3.54	%(3)	3.52%		3.95%		4.37%	4.51%	4.26%
Portfolio turnover rate(5)	33	%(6)	107%		103%		95%	82%	113%

(1)Based on average shares outstanding.

(2)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(3)Annualized.

(4)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(5)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(6)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Private Credit Strategy ETF
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020		For the Period February 7, 2019(1) Through October 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.99		$17.37	$24.72		$24.85
Investment operations:
Net investment income(2)	1.10		1.71	1.89		1.70
Net realized and unrealized gain (loss)	(1.96)		8.62	(7.20)		(0.45)
Total from investment operations	(0.86)		10.33	(5.31)		1.25
Less Distributions from:
Net investment income	(0.99)		(1.71)	(2.04)		(1.38)
Total distributions	(0.99)		(1.71)	(2.04)		(1.38)
Net Asset Value, End of period	$24.14		$25.99	$17.37		$24.72
Net Asset Value Total Return(3)	(3.34)%		61.32%	(21.70)%		5.03%
Net assets, end of period (000’s omitted)	$31,378		$31,189	$19,109		$211,344
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.75	%(4)	0.75%	0.75	%(5)	0.75	%(4)
Net investment income	8.73	%(4)	7.27%	8.59%		9.24	%(4)
Portfolio turnover rate(6)	11	%(7)	34%	24%		22	%(7)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(6)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(7)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Real Asset Income ETF
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020		For the Period February 7, 2019(1) Through October 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$26.84		$18.67	$24.72		$24.79
Investment operations:
Net investment income(2)	0.34		0.57	0.64		0.58
Net realized and unrealized gain (loss)	0.72		8.66	(5.95)		(0.12)
Total from investment operations	1.06		9.23	(5.31)		0.46
Less Distributions from:
Net investment income	(0.44)		(1.06)	(0.74)		(0.53)
Total distributions	(0.44)		(1.06)	(0.74)		(0.53)
Net Asset Value, End of period	$27.46		$26.84	$18.67		$24.72
Net Asset Value Total Return(3)	3.94%		50.16%	(21.53)%		1.87%
Net assets, end of period (000’s omitted)	$140,068		$139,583	$100,810		$244,751
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55	%(4)	0.55%	0.55	%(5)	0.55	%(4)
Net investment income	2.53	%(4)	2.30%	2.93%		3.20	%(4)
Portfolio turnover rate(6)	56	%(7)	66%	91%		15	%(7)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(6)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(7)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus WMC International Dividend ETF
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Period October 10, 2017(1) Through October 31, 2017
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$28.57		$23.94	$26.41	$24.97		$25.10		$25.00
Investment operations:
Net investment income(2)	0.70		1.29	0.52	0.52		0.50		0.01
Net realized and unrealized gain (loss)	(0.66)		5.18	(2.08)	1.95		(0.53)		0.09
Total from investment operations	0.04		6.47	(1.56)	2.47		(0.03)		0.10
Less Distributions from:
Net investment income	(0.73)		(1.15)	(0.91)	(0.49)		(0.10)		—
Net realized gains	(1.56)		(0.69)	—	(0.54)		—		—
Total distributions	(2.29)		(1.84)	(0.91)	(1.03)		(0.10)		—
Net Asset Value, End of period	$26.32		$28.57	$23.94	$26.41		$24.97		$25.10
Net Asset Value Total Return(3)	0.18%		27.41%	(6.20)%	10.60%		(0.11)%		0.38%
Net assets, end of period (000’s omitted)	$6,581		$7,142	$4,788	$5,281		$4,995		$5,019
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.49	%(4)	0.49%	0.49%	0.49	%(5)	0.49	%(5)	0.49	%(4)
Net investment income	5.07	%(4)	4.47%	2.04%	2.08%		1.88%		0.76	%(4)
Portfolio turnover rate(6)	32	%(7)	68%	211%	88%		80%		23	%(7)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(6)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(7)Not annualized.

Notes to Financial Statements

April 30, 2022 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of April 30, 2022, ten funds of the Trust are offered for sale. The InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF and Virtus WMC International Dividend ETF (each a “Fund” and collectively, the “Funds”) are presented in this semi-annual report. The offering of each Fund’s shares is registered under the Securities Act of 1933 (the “Securities Act”).

Funds	Investment objective(s)
InfraCap REIT Preferred ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx REIT Preferred Stock Index.
Virtus InfraCap U.S. Preferred Stock ETF	Seeks current income and, secondarily, capital appreciation.
Virtus LifeSci Biotech Clinical Trials ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Clinical Trials Index.
Virtus LifeSci Biotech Products ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Products Index.
Virtus Newfleet Multi-Sector Bond ETF	Seeks to provide a high level of current income and, secondarily, capital appreciation.
Virtus Private Credit Strategy ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Private Credit Index.
Virtus Real Asset Income ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Real Asset Income Index.
Virtus WMC International Dividend ETF	Seeks income.

There is no guarantee that a Fund will achieve its objective(s).

InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus Private Credit Strategy ETF and Virtus Real Asset Income ETF are “non-diversified” Funds, as defined under the 1940 Act, as of the period ended April 30, 2022. Virtus Private Credit Strategy ETF is a “fund of funds,” meaning it will generally invest its assets in other registered investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to Financial Statements (continued)

April 30, 2022 (unaudited)

(c) Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and Exchange-Traded Funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the fair value hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include options, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the fair value hierarchy.

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2022, is disclosed at the end of each Fund’s Schedule of Investments.

(e) Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Notes to Financial Statements (continued)

April 30, 2022 (unaudited)

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each domestic REIT after its fiscal year-end, and may differ from the estimated amounts.

(f) Foreign Taxes

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

(g) Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund and other series of the Trust or the nature of the services performed and relative applicability to each Fund and other series of the Trust.

(h) Short Sales

The Virtus InfraCap U.S. Preferred Stock ETF may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

(i) Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

(j) Foreign Currency Translation

Non-U.S. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date the income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(k) Cash and Cash Equivalents

Cash is comprised of demand deposits. Cash equivalents are highly liquid investments with original maturities of 90 days or less. The carrying amount of cash equivalents, primarily representing money market funds is a reasonable estimate of fair value. These assets are considered to be Level 1 securities, per Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures.

Notes to Financial Statements (continued)

April 30, 2022 (unaudited)

(l) Loan Agreements

The Virtus Newfleet Multi-Sector Bond ETF may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

(m) Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with The Bank of New York Mellon (“BNY Mellon”), as a third party lending agent. Under the terms of the agreement, a Fund doing so is required to maintain collateral with a market value not less than 102% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At April 30, 2022, the following Funds had securities on loan:

Funds	Market Value	Cash Collateral	Non Cash Collateral(a)	Net Amount(b)
Virtus LifeSci Biotech Clinical Trials ETF	$4,219,143	$2,687,943	$1,804,921	$0
Virtus LifeSci Biotech Products ETF	2,050,268	391,302	1,763,785	0
Virtus Private Credit Strategy ETF	5,933,007	6,159,477	0	0
Virtus Real Asset Income ETF	12,272,749	6,150,902	6,749,808	0

(a) Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b) Net amount represents the net amount receivable due from the counterparty in the event of default.

Funds not listed in table above did not have any securities on loan at April 30, 2022.

Notes to Financial Statements (continued)

April 30, 2022 (unaudited)

The following table presents the contract value of securities lending transactions and the type of collateral provided to counterparties.

Remaining Contractual Maturity of the Agreements, as of April 30, 2022

	Overnight and Continuous	Between			Total
		<30 Days	30 & 90 days	>90 days
Virtus LifeSci Biotech Clinical Trials ETF
Securities Lending Transactions
Common Stocks	$4,492,864	$—	$—	$—	$4,492,864
Gross amount of recognized liabilities for securities lending transactions:					$4,492,864

Virtus LifeSci Biotech Products ETF
Securities Lending Transactions
Common Stocks	$2,155,087	$—	$—	$—	$2,155,087
Gross amount of recognized liabilities for securities lending transactions:					$2,155,087

Virtus Private Credit Strategy ETF
Securities Lending Transactions
Common Stocks	$6,159,477	$—	$—	$—	$6,159,477
Gross amount of recognized liabilities for securities lending transactions:					$6,159,477

Virtus Real Asset Income ETF
Securities Lending Transactions
Common Stocks	$12,900,710	$—	$—	$—	$12,900,710
Gross amount of recognized liabilities for securities lending transactions:					$12,900,710

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreements

The Trust, on behalf of each Fund, has entered into Investment Advisory Agreements (collectively, the “Advisory Agreement”) with Virtus ETF Advisers LLC (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of the Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and Virtus WMC International Dividend ETF, except for each Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Funds. The Adviser is entitled to receive a fee from each Fund (unless otherwise noted below) based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
InfraCap REIT Preferred ETF	0.45%, subject to a minimum annual fee of $25,000 per year
Virtus InfraCap U.S. Preferred Stock ETF	0.80%
Virtus LifeSci Biotech Clinical Trials ETF	0.79%
Virtus LifeSci Biotech Products ETF	0.79%
Virtus Newfleet Multi-Sector Bond ETF	0.45%
Virtus Private Credit Strategy ETF	0.75%
Virtus Real Asset Income ETF	0.55%
Virtus WMC International Dividend ETF	0.49%

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Notes to Financial Statements (continued)

April 30, 2022 (unaudited)

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to limit Virtus Newfleet Multi-Sector Bond ETF’s total operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) from exceeding 0.49% of the Fund’s average daily net assets through at least February 28, 2023.

The expense limitation agreement with respect to Virtus Newfleet Multi-Sector Bond ETF will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. In addition, while the Adviser or the Fund may discontinue the expense limitation agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board of Trustees.

Under certain conditions, the Adviser may recapture operating expenses waived or reimbursed under the expense limitation agreement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.49% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree). All or a portion of the following expenses reimbursed by the Adviser may be recaptured during the fiscal years indicated:

Fund	2022	2023	2024	2025
Virtus Newfleet Multi-Sector Bond ETF	$135,034	$125,300	$140,870	$70,838

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below. The Adviser has delegated to the InfraCap REIT Preferred ETF and Virtus InfraCap U.S. Preferred Stock ETF’s sub-adviser the obligation to pay all of the ordinary operating expenses of each of those Funds, except for the management fee paid to the Adviser; payments under any 12b-1 plan adopted by the Fund; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Sub-Advisers and sub-advisory fees for each Fund are listed below.

Funds	Sub-Advisers	Sub-Advisory Fees
InfraCap REIT Preferred ETF	Infrastructure Capital Advisors, LLC	0.375%*
Virtus InfraCap U.S. Preferred Stock ETF	Infrastructure Capital Advisors, LLC	0.66%*
Virtus Newfleet Multi-Sector Bond ETF	Newfleet Asset Management, LLC(1)	50% of the net advisory fee*+
Virtus WMC International Dividend ETF	Wellington Management Company LLP	0.21%*

(1)An indirect wholly owned subsidiary of Virtus.

*InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus Newfleet Multi-Sector Bond ETF and Virtus WMC International Dividend ETF’s sub-advisory fees are paid for by the Adviser, not the Funds.

+Net advisory fee: In the event the Adviser waives its entire fee and also assumes expenses of the Trust pursuant to an applicable expense limitation agreement, the Sub-Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan, under which InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and Virtus WMC International Dividend ETF (collectively, the “12b-1 Funds”) are authorized to pay an amount up to 0.25% of their average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the 12b-1 Funds or the provision of investor services. No 12b-1 fees are currently paid by the 12b-1 Funds and there are no current plans to impose these fees.

Notes to Financial Statements (continued)

April 30, 2022 (unaudited)

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Affiliated Shareholders

At April 30, 2022, Virtus Partners, Inc. held shares of Virtus WMC International Dividend ETF which may be sold at any time that aggregated to the following:

	Shares	% of share outstanding
Virtus WMC International Dividend ETF	184,507	73.8%

At April 30, 2022, the sub-adviser of the below Funds held shares of such Fund which may be redeemed at any time that aggregated to the following:

	Shares	% of share outstanding
InfraCap REIT Preferred ETF	4,200	0.1%
Virtus InfraCap U.S. Preferred Stock ETF	513,679	2.2%

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2019, 2020 and 2021), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2022, the Funds did not have a liability for any unrecognized tax benefits or uncertain tax positions that would require recognition in the financial statements. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (continued)

April 30, 2022 (unaudited)

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended April 30, 2022, the Funds had no accrued penalties or interest.

At October 31, 2021, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap REIT Preferred ETF	$82,727,953	$3,747,947	$(303,531)	$3,444,416
Virtus InfraCap U.S. Preferred Stock ETF	$635,782,599	51,073,863	(3,823,571)	47,250,292
Virtus LifeSci Biotech Clinical Trials ETF	50,104,138	4,481,171	(16,260,968)	(11,779,797)
Virtus LifeSci Biotech Products ETF	29,087,552	3,098,775	(7,614,717)	(4,515,942)
Virtus Newfleet Multi-Sector Bond ETF	19,937,433	451,175	(212,536)	238,639
Virtus Private Credit Strategy ETF	34,845,132	688,161	(929,178)	(241,017)
Virtus Real Asset Income ETF	126,700,978	23,853,447	(10,358,303)	13,495,144
Virtus WMC International Dividend ETF	6,926,213	635,393	(474,525)	160,868

Ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the fiscal year ended October 31, 2021, the following Funds incurred and elected to defer Late Year Ordinary Losses as follows:

Virtus LifeSci Biotech Clinical Trials ETF	$202,772
Virtus LifeSci Biotech Products ETF	136,461

At October 31, 2021, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

	Short-Term No Expiration	Long-Term No Expiration	Total
InfraCap REIT Preferred ETF	$2,970,662	$—	$2,970,662
Virtus InfraCap U.S. Preferred Stock ETF	—	—	—
Virtus LifeSci Biotech Clinical Trials ETF	16,514,036	15,590,990	32,105,026
Virtus LifeSci Biotech Products ETF	3,725,200	7,962,189	11,687,389
Virtus Newfleet Multi-Sector Bond ETF	719,248	2,221,799	2,941,047
Virtus Private Credit Strategy ETF	2,966,320	4,674,450	7,640,770
Virtus Real Asset Income ETF	21,282,480	11,570,127	32,852,607
Virtus WMC International Dividend ETF	—	—	—

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscription in-kind and redemption in-kind for the period ended April 30, 2022 were as follows:

	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap REIT Preferred ETF	$52,819,064	$48,595,657	$7,045,121	$5,672,416
Virtus InfraCap U.S. Preferred Stock ETF	59,065,577	74,530,765	109,542,707	24,642,446
Virtus LifeSci Biotech Clinical Trials ETF	8,247,088	8,189,661	5,965,720	7,337,310
Virtus LifeSci Biotech Products ETF	3,479,403	3,503,405	2,288,224	6,944,320
Virtus Newfleet Multi-Sector Bond ETF	12,123,780	7,075,912	—	—
Virtus Private Credit Strategy ETF	3,467,168	3,688,520	14,130,481	11,191,337
Virtus Real Asset Income ETF	82,140,539	81,386,513	61,573,727	66,071,881
Virtus WMC International Dividend ETF	2,200,691	2,616,363	—	—

Notes to Financial Statements (continued)

April 30, 2022 (unaudited)

Purchases and sales of long-term U.S. Government Securities for the period ended April 30, 2022 were as follows:

	Purchases	Sales
Virtus Newfleet Multi-Sector Bond ETF	$715,310	$—

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

The Virtus InfraCap U.S. Preferred Stock ETF may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Virtus InfraCap U.S. Preferred Stock ETF may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

The Virtus InfraCap U.S. Preferred Stock ETF did not engage in options transactions during the period ended April 30, 2022.

8. BORROWINGS

The Virtus InfraCap U.S. Preferred Stock ETF entered into Lending Agreements (the “Agreements”) with commercial banks (the “Banks”) that allows the Fund to borrow cash from the Banks. Borrowings under the Agreements are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreements, the Banks may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreements, necessitating the sale of securities at potentially inopportune times. Interest is charged at the 3 Month LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. The Agreements have an on-demand commitment term. For the period ended April 30, 2022, the average daily borrowings under the Agreements and the weighted average interest rate were $161,390,015 and 1.43%, respectively.

9. INVESTMENT RISKS

As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments. An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

Credit Risk

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

Cash Concentration Risk

At various times, the Funds may have cash and cash collateral balances that exceed federally insured limits.

Notes to Financial Statements (continued)

April 30, 2022 (unaudited)

Market Risk

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on each Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

10. LIBOR

The London Interbank Offered Rate (“LIBOR”) historically has been and currently is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt instruments in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs have been extended and are expected to continue until mid-2023. Currently, the U.S. and other countries are working to replace LIBOR with alternative reference rates. The transition effort in the U.S. is being led by the Alternative Reference Rate Committee (ARRC), a diverse group of market participants convened by the Federal Reserve. After much deliberation, ARRC selected the Secured Overnight Financing Rate (“SOFR”) as the preferred LIBOR successor for U.S. dollar markets. SOFR is a volume-weighted median of borrowing rates from the Treasury repurchase agreement market. National working groups in other jurisdictions have similarly identified overnight nearly risk-free rates like SOFR as their preferred alternatives to LIBOR. Although the structured transition to the new rates is designed to mitigate the risks of disruption to financial markets, such risks exist. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.

11. 10% SHAREHOLDERS

As of April 30, 2022, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Funds	% of Shares Outstanding	Number of Accounts
InfraCap REIT Preferred ETF	59%	3
Virtus InfraCap U.S. Preferred Stock ETF	62%	3
Virtus LifeSci Biotech Clinical Trials ETF	44%	3
Virtus LifeSci Biotech Products ETF	41%	2
Virtus Newfleet Multi-Sector Bond ETF	64%	3
Virtus Private Credit Strategy ETF	63%	2
Virtus Real Asset Income ETF	90%	1
Virtus WMC International Dividend ETF	85%	2*

*Includes affiliated shareholder account.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No.2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

13. CORONAVIRUS (COVID-19) PANDEMIC

The global outbreak of COVID-19 has disrupted economic markets, and the economic impact, duration and spread of the COVID-19 virus is uncertain at this time. The operational and financial performance of the issuers of securities in which the Funds invest may be significantly impacted by COVID-19, which may in turn impact the value of the Funds’ investments.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Schedule of Investments — InfraCap MLP ETF

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 131.0%

Energy - 131.0%
BP PLC (United Kingdom)(1)	36	$1,034
Cheniere Energy Partners LP(2)	51,030	2,743,373
Cheniere Energy, Inc.(2)(3)	33,053	4,488,928
Crestwood Equity Partners LP(2)(3)	1,035,937	30,207,923
DCP Midstream LP(2)	1,006,475	34,421,445
Delek Logistics Partners LP	51	2,549
Enbridge, Inc. (Canada)	1,535	66,987
Energy Transfer LP(2)(3)	3,823,766	42,367,327
EnLink Midstream LLC*(2)	511,507	5,048,574
Enterprise Products Partners LP(2)(3)	1,992,935	51,636,946
Genesis Energy LP(2)	29,955	328,906
Hess Midstream LP Class A	4,719	138,786
Holly Energy Partners LP(2)	594,567	10,184,933
Kinder Morgan, Inc.	2,303	41,799
Magellan Midstream Partners LP(2)(3)	1,047,189	50,736,307
Marathon Petroleum Corp.	782	68,237
MPLX LP(2)(3)	1,660,999	53,749,928
NuStar Energy LP(2)	2,045,654	31,237,137
ONEOK, Inc.(2)	7,947	503,283
Phillips 66	1,052	91,271
Plains All American Pipeline LP(2)(3)	3,107,832	32,197,140
Shell Midstream Partners LP	467	6,599
TC Energy Corp. (Canada)	8,268	437,377
Western Midstream Partners LP(2)	1,804,040	43,639,728
Williams Cos., Inc. (The)(2)(3)	48,410	1,659,979
TOTAL INVESTMENTS - 131.0%
(Cost $327,987,567)		396,006,496
Liabilities in Excess of Other Assets - (31.0)%		(93,610,553)
Net Assets - 100.0%		$302,395,943

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS - (0.2)%
Written Call Options
Cheniere Energy, Inc., Expires 05/20/22, Strike Price $155.00	(15,000)	(150)	$(20,250)
Cheniere Energy, Inc., Expires 06/17/22, Strike Price $160.00	(33,100)	(331)	(64,545)
Crestwood Equity Partners LP, Expires 05/20/22, Strike Price $30.00	(46,000)	(460)	(19,320)
Crestwood Equity Partners LP, Expires 06/17/22, Strike Price $30.00	(1,000)	(10)	(900)

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Call Options (continued)
Energy Transfer LP, Expires 05/06/22, Strike Price $11.50	(100,000)	(1,000)	$(16,000)
Enterprise Products Partners LP, Expires 05/06/22, Strike Price $26.00	(157,000)	(1,570)	(64,370)
Enterprise Products Partners LP, Expires 05/13/22, Strike Price $27.50	(101,000)	(1,010)	(12,120)
Enterprise Products Partners LP, Expires 05/20/22, Strike Price $27.00	(140,000)	(1,400)	(33,600)
Enterprise Products Partners LP, Expires 05/20/22, Strike Price $27.50	(120,000)	(1,200)	$(14,400)
Magellan Midstream Partners LP, Expires 05/20/22, Strike Price $50.00	(101,600)	(1,016)	(71,120)
Magellan Midstream Partners LP, Expires 06/17/22, Strike Price $52.50	(113,000)	(1,130)	(62,150)
MPLX LP, Expires 05/20/22, Strike Price $34.00	(50,200)	(502)	(7,530)
MPLX LP, Expires 09/16/22, Strike Price $35.00	(50,000)	(500)	(32,500)
Plains All American Pipeline LP, Expires 05/06/22, Strike Price $11.00	(110,000)	(1,100)	(15,400)
Williams Cos., Inc. (The), Expires 05/06/22, Strike Price $35.00	(46,000)	(460)	(23,000)
Written Put Options
Enterprise Products Partners LP, Expires 05/06/22, Strike Price $25.50	(110,000)	(1,100)	(30,800)
Enterprise Products Partners LP, Expires 05/13/22, Strike Price $25.50	(104,000)	(1,040)	(43,680)
Phillips 66, Expires 05/06/22, Strike Price $85.00	(33,100)	(331)	(46,340)
Total Written Options - (0.2)%
(Premiums Received $523,365)			$(578,025)

*Non-income producing security.

(1)American Depositary Receipts.

(2)Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at April 30, 2022 was $328,136,818.

(3)Subject to written call options.

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$396,006,496	$—	$—	$396,006,496
Total	$396,006,496	$—	$—	$396,006,496
Liability Valuation Inputs
Written Options	$578,025	$—	$—	$578,025
Total	$578,025	$—	$—	$578,025

Statement of Assets and Liabilities

April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Assets:
Investments, at cost	$327,987,567
Investments, at value	396,006,496
Cash	2,420,498
Foreign currency(a)	894
Due from brokers	127,153
Receivables:
Investment securities sold	8,942,768
Capital shares sold	2,968,471
Dividends and interest	65,637
Tax reclaim	2,908
Prepaid taxes	372,826
Prepaid expenses	11,532
Total Assets	410,919,183
Liabilities:
Bank borrowings	94,797,283
Payables:
Investment securities purchased	7,795,895
Capital shares payable	4,582,455
Interest expense	35,838
Sub-Advisory fees	733,744
Written options, at value(b)	578,025
Total Liabilities	108,523,240
Net Assets	$302,395,943
Net Assets Consist of:
Paid-in capital	$502,977,759
Total distributable earnings (accumulated deficit), net of income taxes	(200,581,816)
Net Assets	$302,395,943
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	10,190,000

Net asset value per share	$29.68
(a)Foreign currency, at cost	$928
(b)Premiums received from written options	$523,365

Statement of Operations

For the Period Ended April 30, 2022 (unaudited)

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Investment Income:
Distributions from master limited partnerships	$16,017,329
Dividend income (net of foreign withholding taxes)	1,171,082
Interest income	24
Less: Return of capital distributions	(16,017,329)
Total Investment Income	1,171,106
Expenses:
Sub-Advisory fees	1,409,062
Interest expenses	742,012
Total Expenses	2,151,074
Net Investment (Loss) Before Income Taxes	(979,968)
Net Investment (Loss), Net of Income Taxes	(979,968)
Net Realized Gain (Loss) on:
Investments	11,148,056
Written options	566,223
Foreign currency transactions	(130)
Total Net Realized Gain	11,714,149
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	27,882,954
Written options	75,848
Foreign currency translations	(34)
Total Change in Net Unrealized Appreciation	27,958,768
Net Realized and Change in Unrealized Gain	39,672,917
Net Increase in Net Assets Resulting from Operations	$38,692,949
Foreign withholding taxes	$8,638

Statement of Changes in Net Assets

The accompanying notes are an integral part of these financial statements.

	InfraCap MLP ETF
	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment loss, net of income taxes	$(979,968)	$(3,057,400)
Net realized gain (loss)	11,714,149	(14,141,380)
Net change in unrealized appreciation	27,958,768	147,573,769
Net increase in net assets resulting from operations	38,692,949	130,374,989
Distributions to Shareholders	(13,857,800)	—
Distributions to Shareholders from return of capital	—	(24,910,601)
Total distributions	(13,857,800)	(24,910,601)
Shareholder Transactions:
Proceeds from shares sold	10,720,636	107,190,162
Cost of shares redeemed	(27,788,339)	(17,132,576)
Net increase (decrease) in net assets resulting from shareholder transactions	(17,067,703)	90,057,586
Increase in net assets	7,767,446	195,521,974
Net Assets:
Beginning of period/year	294,628,497	99,106,523
End of period/year	$302,395,943	$294,628,497
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	10,790,000	7,190,000
Shares sold	350,000	4,300,000
Shares redeemed	(950,000)	(700,000)
Shares outstanding, end of period/year	10,190,000	10,790,000

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows

For the six months ended April 30, 2022

InfraCap MLP ETF
Cash Flows From Operating Activities:
Net increase (decrease) in net assets from operations	$38,692,949
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investment securities	(134,995,465)
Proceeds from sales of investment securities	185,901,339
Net proceeds from purchased and written options	1,152,061
Net realized (gain) loss on investments	(11,148,056)
Net realized (gain) loss on written options	(566,223)
Net change in unrealized (appreciation) depreciation on investments	(27,882,954)
Net change in unrealized (appreciation) depreciation on written options	(75,848)
(Increase) decrease in due from brokers	1,206,858
(Increase) decrease in dividends and interest receivable	125,572
(Increase) decrease in prepaid expenses	(3,333)
(Increase) decrease in prepaid taxes	7,255,773
(Increase) decrease in reclaim receivable	6,608
Increase (decrease) in sub-advisory fees payable	482,910
Increase (decrease) in interest expense	(84,267)
Net cash provided by (used in) operating activities	60,067,924

Cash Flows provided by (used in) Financing Activities:
Proceeds from borrowings	(14,951,925)
Payments for fund shares sold in excess of in-kind creations	(28,966,634)
Distributions paid	(13,857,800)
Net cash provided by (used in) financing activities	(57,776,359)

Net increase (decrease) in cash	2,291,565
Cash and foreign currency, beginning of period	129,827
Cash and foreign currency, end of period	$2,421,392

Supplemental information:
Interest paid on borrowings	$742,012

Non-cash financing activities:
In-kind creations — Issued	13,512,915
In-kind creations — Redeemed	—

Financial Highlights

The accompanying notes are an integral part of these financial statements.

	InfraCap MLP ETF(1)
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$27.31		$13.78		$44.80		$63.87		$83.73		$106.32
Investment operations:
Net investment loss(2)	(0.09)		(0.33)		(0.09)		(0.96)		(1.52)		(1.70)
Net realized and unrealized gain (loss)	3.78		16.50		(28.94)		(7.91)		(3.24)		(0.09)
Total from investment operations	3.69		16.17		(29.03)		(8.87)		(4.76)		(1.79)
Less Distributions from:
Net investment income	(1.32)		—		—		—		—		(5.90)
Return of capital	—		(2.64)		(1.99)		(10.20	)(3)	(15.10)		(14.90)
Total distributions	(1.32)		(2.64)		(1.99)		(10.20)		(15.10)		(20.80)
Net Asset Value, End of period	$29.68		$27.31		$13.78		$44.80		$63.87		$83.73
Net Asset Value Total Return(4)	13.86%		121.30%		(62.67)%		(15.62)%		(7.65)%		(3.44)%
Net assets, end of period (000’s omitted)	$302,396		$294,628		$99,107		$331,936		$537,821		$504,879
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, including deferred income tax expense/benefit	1.45	%(5),(6)	1.40	%(7)	2.01	%(8)	2.41	%(9)	2.40	%(10)	1.93	%(11)
Expenses, excluding deferred income tax expense/benefit	1.45	%(5),(6)	1.40	%(7)	1.89	%(8)	2.40	%(9)	2.39	%(10)	1.89	%(11)
Net investment loss	(0.66	)%(5)	(1.31)%		(1.71)%		(1.72)%		(1.96)%		(1.73)%
Portfolio turnover rate(12)	35	%(13)	99%		96%		136%		255%		104%

(1)Effective March 31, 2020, the Fund had a 1 for 10 reverse stock split. The share amounts for the years ended December 31, 2020, December 31, 2019, December 31, 2018 and December 31, 2017 have been adjusted as a result of the 1 for 10 reverse stock split (See Note 1).

(2)Based on average shares outstanding.

(3)The per share distribution amount of $10.20 was originally misclassified and shown as distributions from net investment income in the Fund’s October 31, 2019 Annual Report. This amount has been subsequently reclassified to distributions from return of capital.

(4)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year. Total return calculated for a period of less than one year is not annualized.

(5)Annualized.

(6)The ratios of expenses to average net assets include interest expense of 0.50%.

(7)The ratios of expenses to average net assets include interest expense of 0.45%.

(8)The ratios of expenses to average net assets include interest expense of 0.93% and tax expense of 0.01%.

(9)The ratios of expenses to average net assets include interest expense of 1.28% and dividend expense on securities sold short fees of 0.17%.

(10)The ratios of expenses to average net assets include interest expense of 1.32% and dividend expense on securities sold short fees of 0.13%.

(11)The ratios of expenses to average net assets includes interest expense fees of 0.94%.

(12)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(13)Not annualized.

Notes to Financial Statements

April 30, 2022 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of April 30, 2022, ten funds of the Trust are offered for sale. The InfraCap MLP ETF (the “Fund”) is presented in this semi-annual report. The offering of the Fund’s shares is registered under the Securities Act of 1933 (the “Securities Act”).

Fund	Investment objective
InfraCap MLP ETF	Seeks total return primarily through investments in equity securities of publicly traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”).

There is no guarantee that the Fund will achieve its objective(s).

The Fund is “non-diversified,” as defined under the 1940 Act, as of the period ended April 30, 2022.

Reverse Split

After the close of the markets on March 30, 2020 (the Record Date), the Fund effected a reverse split of its issued and outstanding shares, with a 1 for 10 ratio. Shares of the Fund began trading on the NYSE Arca on a split-adjusted basis on March 31, 2020.

The effect of the reverse split was reducing the number of shares outstanding and resulted in a proportionate increase in the NAV per Share of the Fund. Therefore, the reverse split did not change the aggregate value of a shareholder’s investment or the total market value of the shares outstanding.

The reverse split was applied retroactively for all periods presented in the financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(c) Security Valuation

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and Exchange-Traded Funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include options, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Notes to Financial Statements (continued)

April 30, 2022 (unaudited)

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at April 30, 2022, is disclosed at the end of the Fund’s Schedule of Investments.

(e) Security Transactions, Investment Income and Return of Capital Estimates

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses are recognized on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts.

(f) Expenses

The Fund pays all of its expenses not assumed by Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) or Virtus ETF Advisers LLC (the “Adviser”). General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

(g) Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

(h) Distributions to Shareholders

Distributions to shareholders are declared and paid on a monthly basis and are recorded on the ex-dividend date. The Fund uses a cash flow-based distribution approach based on the Fund’s net cash flow received from portfolio investments.

Notes to Financial Statements (continued)

April 30, 2022 (unaudited)

The estimated character of the distributions paid will either be a dividend (ordinary income eligible to be treated as qualified dividend income) or a return of capital. Distributions made from current or accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income. Distributions that are in an amount greater than the Fund’s current and accumulated earnings and profits will represent a return of capital to the extent of a shareholder’s basis in their common shares, and such distributions will correspondingly increase the realized gain upon the sale of their common shares. Additionally, distributions not paid from current or accumulated earnings and profits that exceed a shareholder’s tax basis in their common shares will generally be taxed as a capital gain. This estimate is based on the Fund’s operating results during the period.

(i) Cash and Cash Equivalents

Cash is comprised of demand deposits. Cash equivalents are highly liquid investments with original maturities of 90 days or less. The carrying amount of cash equivalents, primarily representing money market funds is a reasonable estimate of fair value. These assets are considered to be Level 1 securities, per Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures.

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Virtus ETF Advisers, LLC (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000. The Sub-Adviser pays the Adviser’s fee out of the Sub-Adviser’s fee, pursuant to the Sub-Adviser’s unified fee arrangement with the Fund, as described below.

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Sub-Advisory Agreement

Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Fund pays the Sub-Adviser a fee, payable monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund, except the Sub-Adviser’s fee, brokerage expenses, taxes, interest, litigation expenses, payments under any 12b-1 plan adopted by the Fund, and other non-routine or extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly owned subsidiary of Virtus.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Notes to Financial Statements (continued)

April 30, 2022 (unaudited)

Affiliated Shareholders

At April 30, 2022, the Sub-Adviser held shares of the Fund which may be redeemed at any time that aggregated to the following:

Fund	Shares	% of shares outstanding
InfraCap MLP ETF	92,836	0.9%

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Fund’s Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Fund. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. Currently, the federal income tax rate for a corporation is 21 percent. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund’s income tax expense/(benefit) consists of the following:

As of April 30, 2022	Current	Deferred	Total
Federal	$—	$8,079,393	$8,079,393
State	—	582,986	582,986
Valuation Allowance	—	(8,662,379)	(8,662,379)
Total Tax Expense/(Benefit)	$—	$—	$—

Notes to Financial Statements (continued)

April 30, 2022 (unaudited)

Components of the Fund’s deferred tax assets and liabilities are as follows:

As of April 30, 2022
Deferred Tax Assets:
Net Operating Loss Carryforward	$4,766,020
Capital Loss Carryforward	58,388,500
Other	480,815
Total Deferred Tax Assets	63,635,335
Less Valuation Allowance	(37,637,600)
Net Deferred Tax Assets	$25,997,735
Deferred Tax Liabilities:
Net Unrealized Gain on Investment	$25,997,735
Total Deferred Tax Liabilities	25,997,735
Total Net Deferred Tax Asset/(Liability)	$—

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. As of the period ended April 30, 2022, the Fund has a capital loss carryforward of $258,995,772 of which $88,749,970 expires in 2024, $153,290,897 expires in 2025, and $16,954,905 expires in 2026. As of the period ended April 30, 2022, the Fund has a current net operating loss (NOL) carryforward of $21,156,855 of which $7,088,343 can be carried back 2 years and carried forward until expiration in 2038, and $14,068,512 that cannot be carried back and can be carried forward indefinitely. The utilization of the NOL of $14,068,512 is limited to the lesser of the aggregate of available NOLs generated after 2018 or 80% of taxable income. There is no limitation on the $7,088,343 NOL.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant changes in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in an adjustment of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax (benefit)/expense (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows for the Fund:

	Amount	Rate
Income Tax (Benefit) at Statutory Rate	$8,125,519	21.00%
State Income Taxes (Net of Federal Benefit)	586,314	1.52
Permanent Differences, Net	(49,955)	(0.13)
Provision to Return Adjustment and Other	501	0.00
Valuation Allowance	(8,662,379)	(22.39)
Net Income Tax Expense/(Benefit)	$—	—%

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to April 30, 2022, the Fund does not have any accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. The Fund’s tax years, October 31, 2020 and October 31, 2021, remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. As of the period ended April 30, 2022, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially over the next fiscal year.

Notes to Financial Statements (continued)

April 30, 2022 (unaudited)

As of the period ended April 30, 2022, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments, excluding written options, for federal income tax purposes were as follows:

Fund	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap MLP ETF	$280,511,151	$115,868,603	$(373,258)	$115,495,345

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended April 30, 2022 were as follows:

Fund	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap MLP ETF	$136,485,651	$174,052,576	$13,512,915	$—

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

The Fund may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in derivative instruments reflected on the Statement of Assets and Liabilities at April 30, 2022 are as follows:

Liabilities	Equity Risk
Written options, at value	$(578,025)

Transactions in derivative instruments reflected on the Statement of Operations during the period ended April 30, 2022 were as follows:

Net Realized Gain (Loss) on:	Equity Risk
Investments*	$(16,613)
Written options	566,223

Change in Net Unrealized Appreciation (Depreciation) on:	Equity Risk
Written options	$75,848

*Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations.

For the period ended April 30, 2022, the monthly average market value of the written options contracts held by the Fund was $(459,025).

Notes to Financial Statements (continued)

April 30, 2022 (unaudited)

8. BORROWINGS

The Fund entered into Lending Agreements (the “Agreements”) with commercial banks (the “Banks”) that allows the Fund to borrow cash from the Banks. Borrowings under the Agreements are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreements, the Banks may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreements, necessitating the sale of securities at potentially inopportune times. Interest is charged at the 3 Month LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. The Agreements have an on-demand commitment term. For the period ended April 30, 2022, the average daily borrowings under the Agreements and the weighted average interest rate were $98,972,773 and 1.45%, respectively.

9. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

MLP Risk

Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Market Risk

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

10. LIBOR

The London Interbank Offered Rate (“LIBOR”) historically has been and currently is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which the Fund invests may obtain financing at floating rates based on LIBOR, and the Fund may use leverage or borrowings based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs have been extended and are expected to continue until mid-2023. Currently, the U.S. and other countries are working to replace LIBOR with alternative reference rates. The transition effort in the U.S. is being led by the Alternative Reference Rate Committee (ARRC), a diverse group of market participants convened by the Federal Reserve. After much deliberation, ARRC selected the Secured Overnight Financing Rate (“SOFR”) as the preferred LIBOR successor for U.S. dollar markets. SOFR is a volume-weighted median of borrowing rates from the Treasury repurchase agreement market. National working groups in other jurisdictions have similarly identified overnight nearly risk-free rates like SOFR as their preferred alternatives to LIBOR. Although the structured transition to the new rates is designed to mitigate the risks of disruption to financial markets, such risks exist. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes would have on the Fund, issuers of instruments in which the Fund invests, and the financial markets generally.

11. CORONAVIRUS (COVID-19) PANDEMIC

The global outbreak of COVID-19 has disrupted economic markets, and the economic impact, duration and spread of the COVID-19 virus is uncertain at this time. The operational and financial performance of the issuers of securities in which the Fund invests may be significantly impacted by COVID-19, which may in turn impact the value of the Fund’s investments.

Notes to Financial Statements (continued)

April 30, 2022 (unaudited)

12. 10% SHAREHOLDERS

As of April 30, 2022, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Fund	% of Shares Outstanding	Number of Accounts
InfraCap MLP ETF	57%	3

13. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No.2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Approval of Advisory Agreements & Board Considerations (unaudited)

November 15, 2021 Annual Consideration of Advisory and Sub-Advisory Agreements for:

InfraCap MLP ETF (“AMZA”)

InfraCap REIT Preferred ETF (“PFFR”)

Virtus InfraCap U.S. Preferred Stock ETF (“PFFA”)

Virtus LifeSci Biotech Clinical Trials ETF (“BBC”) (no sub-adviser—Advisory Agreement only)

Virtus LifeSci Biotech Products ETF (“BBP”) (no sub-adviser—Advisory Agreement only)

Virtus Newfleet Multi-Sector Bond ETF (“NFLT”)

Virtus Private Credit ETF (“VPC”) (no sub-adviser—Advisory Agreement only)

Virtus Real Asset Income ETF (“VRAI”) (no sub-adviser—Advisory Agreement only)

Virtus WMC International Dividend ETF (“VWID”)
(each, a “Fund” and collectively, the “Funds”)

On November 15, 2021, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of ETFis Series Trust I (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved for each of the respective Funds the continuance of an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”), and an investment sub-advisory agreement among each Sub-Adviser,1 the Adviser and the Trust (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”).

At the Meeting, the Board received and reviewed information provided by the Adviser and each Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from each Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (each, a “Sub-Adviser Memorandum”). The Board also engaged with representatives of the Adviser to discuss the Funds.

Advisory Agreements

In deciding on whether to approve the continuance of the Advisory Agreements with the Adviser on behalf of the Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Adviser. The Board considered the responsibilities the Adviser has under the respective Advisory Agreement, and the services provided by the Adviser to the Funds, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees provide to the Funds, the Adviser’s coordination of services for the Funds by the Trust’s service providers, and its compliance procedures and practices. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Funds. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Adviser. The Board evaluated the investment management experience of the Adviser, in light of the services it has provided to each Fund. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing the Funds, coordinating their operation and administration, and, for those Funds to which it provides portfolio management services, its experience in carrying out the day-to-day management of those Funds’ portfolios. In particular, the Board received and reviewed information comparing each Fund’s performance to its applicable peer group. In conducting its review, the Board considered the fact that AMZA, NFLT, PFFR, PFFA and VWID were sub-advised funds, and thus their performance results were specifically relevant to their respective Sub-Adviser’s portfolio management capabilities. With respect to the Adviser’s portfolio management of BBC, BBP, VPC and VRAI, the Board considered that each Fund utilized an index-based strategy, and thus took into account both the Funds’ performance relative to their respective peer groups as well as the Adviser’s performance in tracking the relevant indexes (i.e., tracking error).

1 The Sub-Advisers include Infrastructure Capital Advisors, LLC; Newfleet Asset Management, LLC; and Wellington Management Company LLP.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Specifically, with respect to BBC and BBP, the Board noted that the Funds underperformed the median and average performance of their respective peer groups for each of the one-year, three-year and year-to-date periods but performed in accordance with their investment objectives of tracking their corresponding indices. Management then discussed with the Board the Funds’ focus on biotechnology companies and how those companies performed relative to the broader health care sector. For VPC, the Board noted that the Fund outperformed the average performance of its peer group for the one-year and year-to-date periods and slightly underperformed the median performance of its peer group for the one-year and year-to-date periods. For VRAI, the Board noted that the Fund outperformed the median and average performance of its peer group for the one-year and year-to-date periods. The Board also noted that each of these index-based Funds tracked their respective underlying indexes with minimal tracking error of less than 300 basis points, which was primarily attributable to trading as well as Fund fees and expenses.

After consideration of these factors, the Board determined that the Adviser possessed adequate capabilities and experience for the management of each Fund, and that each Fund to which the Adviser provided portfolio management services had satisfactory performance and tracking error results.

The costs of the services provided and profits to be realized by the Adviser from its relationship with the Funds. The Board examined and evaluated the arrangements between the Adviser and the Funds under the Advisory Agreements. The Board considered the fact that AMZA, PFFR, BBC, BBP, PFFA, VPC, VRAI and VWID utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s and/or Sub-Adviser’s management fee. The Board also considered that NFLT is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board noted that, under either arrangement, the Adviser or Sub-Adviser would likely supplement a portion of the cost of operating each Fund for some period of time and considered the benefits that would accrue to those Funds.

The Board also considered potential benefits to the Adviser in managing the Funds, including promotion of the Adviser’s name, and the interests of the Adviser in providing management and oversight services to the Funds. In addition, at the Meeting, the Board compared the management fees and net expense ratios of the Funds to the management fees and net expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Funds and comparable assets under management (“AUM”).

Specifically, the Board noted that the management fees and expense ratios for BBC, BBP and VRAI were higher than the median and average, but below the maximum, management fees and expense ratios of their respective peer groups. For VWID, the Board noted that the management fee was equal to the median, and below the average, management fees of its peer group, and that the expense ratio was higher than the median and average, but below the maximum, expense ratios of its peer group. Further, the Board noted that the management fees and expense ratios for PFFR and NFLT were below the median and average management fees and expense ratios of their respective peer groups. For VPC, the Board noted that the peer group was comprised primarily of exchange-traded notes (“ETNs”) because there were not enough ETFs with similar strategies for peer group comparison purposes. The Board noted that had it not considered the ETNs, the peer group would have been comprised of only one other ETF. As a result, the Board noted that the management fee was above the median and average management fees of its peer group, and also above the management fee of the other ETF in its peer group, but below the maximum management fees of its peer group, and that the expense ratio was the higher than the other ETF in its peer group but reasonable for the strategy (noting that ETNs do not have expense ratios for comparison purposes). For PFFA, the Board noted that the management fee was above the median and average, but below the maximum, management fee of its peer group. For AMZA, the Board noted that the management fee was equal to the maximum management fee of its peer group, for which several other peers charged the same fee. The Board also noted that, although PFFA’s and AMZA’s expense ratios were the highest of their respective peer groups, that was primarily the result of interest expenses relating to borrowings; without those expenses, the expense ratios for PFFA and AMZA would have been comparable to their respective peer groups.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by the Funds (including, where applicable, pursuant to the Sub-Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether management fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the Funds, together with the fees paid to the Adviser (including, where applicable, any capped fees). The Board considered that AMZA, PFFR, BBC, BBP, PFFA, VPC, VRAI and VWID are subject to a unified fee. The Board considered that these Funds have experienced benefits from the unified fee arrangement, and would continue to do so even after the Adviser reaches firm-wide profitability. The Board also considered that NFLT currently experiences benefits from the capped fees pursuant to the expense limitation agreement, and would continue to do so even after NFLT’s assets grow to a level where the Adviser is no longer required to waive its advisory fee or reimburse the Fund’s expenses in excess of the amount received by the Adviser under the Advisory Agreement. Accordingly, the Board concluded that each Fund’s fee arrangement would provide benefits through the unified fee structure or, for NFLT, the capped fee arrangement, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with the Adviser would be appropriate.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Other benefits derived by the Adviser from its relationship with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Adviser as a result of its relationship with each Fund (other than the advisory fee). The Board noted that affiliates of the Adviser serve as principal underwriter and operational administrator for the Funds, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreements were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreements on behalf of each Fund.

Sub-Advisory Agreements

In deciding on whether to approve the continuance of the Sub-Advisory Agreements with each Sub-Adviser on behalf of the respective Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Advisers. The Board considered the responsibilities the Sub-Advisers have under the Sub-Advisory Agreements and the services provided by the Sub-Advisers including, without limitation, the investment advisory services and each Sub-Adviser’s compliance procedures and practices. After reviewing the foregoing information and further information in the materials, including each Sub-Adviser Memorandum (which included descriptions of each Sub-Adviser’s business and each Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Advisers are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Sub-Advisers. The Board evaluated the experience of each Sub-Adviser in carrying out the day-to-day management of the respective Fund’s portfolio. In particular, the Board received and reviewed information from the Adviser regarding the performance of each Sub-Adviser in implementing the investment strategies for the respective Fund. In conducting its review, the Board considered that AMZA, NFLT and PFFA were actively managed funds. The Board also considered that PFFR utilized an index-based strategy, and thus took into account both the Fund’s performance relative to its peer group as well as the Sub-Adviser’s performance in tracking the relevant index (i.e., tracking error).

Specifically, with respect to NFLT and PFFA, the Board noted that the Funds had outperformed the median and average performance of their respective peer groups for each of the one-year, three-year, and year-to-date periods. With respect to VWID, the Board noted that the Fund underperformed the median and average performance of its peer group for each of the one-year, three-year, and year-to-date periods, but for each of the one-year and year-to-date periods, still outperformed other funds in its peer group. With respect to AMZA and PFFR, the Board noted that the Funds outperformed the median and average performance of their respective peer groups for each of the one-year and year-to-date periods, but underperformed the median and average performance of their respective peer groups for the three-year period. The Board also noted that while PFFR’s tracking error was within the 300-basis-point benchmark, it had the highest tracking error of the index-based Funds. Management then discussed with the Board that this continued to be primarily attributable to PFFR’s underlying preferred stock holdings, which trade at wider spreads than the underlying holdings of the other index-based Funds, as opposed to the Sub-Adviser’s management of the Fund.

After consideration of these factors, the Board determined that each Sub-Adviser possessed adequate capabilities and experience for the management of the respective Funds, and that the sub-advised Funds generally had satisfactory performance.

The costs of the services provided and profits to be realized by the Sub-Advisers from their relationship with the respective Funds. The Board examined and evaluated the arrangements between the respective Sub-Adviser and the Adviser under the Sub-Advisory Agreements. The Board considered the fact that AMZA, PFFR, PFFA and VWID utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s and/or Sub-Adviser’s management fee. The Board also considered that NFLT is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board considered the extent to which each Sub-Adviser bears a portion of Fund expenses. The Board noted that, under either arrangement, the Sub-Advisers would likely supplement a portion of the cost of operating the Funds for some period of time and considered the benefits that would accrue to those Funds.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

The Board considered the Sub-Advisers’ staffing, personnel, and methods of operating; the Sub-Advisers’ compliance policies and procedures; the financial condition of the Sub-Advisers and the level of commitment to the Funds by the Sub-Advisers; the current and projected asset levels of the Funds; and the overall expenses of the Funds. The Board also considered potential benefits to the Sub-Advisers in sub-advising the respective Funds, including promotion of the Sub-Advisers’ names.

The Board compared the fees and expenses of the Funds (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Funds and comparable AUM, as noted above. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Sub-Advisers (including, where applicable, pursuant to the Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the sub-advised Funds, together with the fees paid to the respective Sub-Advisers (including, where applicable, any capped fees). The Board considered that AMZA, PFFR, PFFA and VWID are subject to a unified fee. The Board considered that the Funds have experienced benefits from the unified fee arrangement, and that NFLT benefits from any additional capped fees, particularly where the Sub-Adviser is paying or contributing to Fund expenses in excess of its sub-advisory fee. The Board considered that the applicable Fund would continue to experience such benefits even after such Fund’s assets grow to a level where the Sub-Adviser is no longer required to waive its sub-advisory fee or reimburse, pay or contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under its Sub-Advisory Agreement. Accordingly, the Board concluded that each Fund’s fee arrangement would provide benefits through the unified fee structure or, for NFLT, the capped fee arrangement, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with its respective Sub-Adviser would be appropriate.

Other benefits derived by the Sub-Advisers from their relationships with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Sub-Advisers as a result of their relationships with their respective Funds (other than the sub-advisory fees). For example, the Board noted that the Sub-Advisers may obtain reputational benefits from the success of one or more Funds or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Sub-Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of each Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangements, as outlined in each Sub-Adviser’s Sub-Advisory Agreement, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of each of the Sub-Advisory Agreements with the respective Sub-Adviser on behalf of each Fund.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (888) 383- 0553, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

c/o VP Distributors, LLC

One Financial Plaza

Hartford, Connecticut 06103

8572(06/22)

Item 1(b)

Not Applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a) (3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		ETFis Series Trust I

By (Signature and Title)*		/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	July 8, 2022

By (Signature and Title)*		/s/ Brinton Frith
Brinton W. Frith, Treasurer and Principal Financial Officer/ Principal Accounting Officer
(Principal Financial Officer/Principal Accounting Officer)

Date	July 8, 2022

* Print the name and title of each signing officer under his or her signature.